Putnam
Income
Fund

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-03

[GRAPHIC OMITTED: RED CAR]

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

We are pleased to report that Putnam Income Fund delivered another period of positive returns (at net asset value) for the six months ended April 30, 2003. Although the fund outperformed its benchmark index, it came in somewhat behind the average return of its Lipper peer group. You will find the details on page 7.

The fund continued to operate in a favorable market environment for fixed-income securities as equity investors remained generally cautious. In the following report, the management team credits the positive contribution to performance by the investment-grade bonds and some of the slightly lower-rated issues in your fund's portfolio during the period. It is encouraging to see that they also look with optimism on prospects for the fiscal year's second half, anticipating a continuation of the favorable state of affairs in the bond market.

As we look back on one of the most challenging periods in recent investment history, we would like you to know how much we appreciate your continued confidence in Putnam. We believe those who maintain a long-term focus and a diversified approach to investing should eventually be rewarded for their fortitude.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
June 18, 2003

REPORT FROM FUND MANAGEMENT

FUND HIGHLIGHTS

* During the semiannual period ended April 30, 2003, Putnam Income
  Fund's class A shares returned 4.57% at net asset value (NAV) and -0.41% at public offering price (POP).

* The fund's corporate bond holdings helped it to edge ahead of its primary benchmark, the Lehman Aggregate Bond Index, which returned 4.31% for the period.

* However, due to its allocation of lower-yielding Treasury holdings and the underperformance of one of its asset-backed holdings, the fund underperformed the average return for the Lipper Corporate Debt Funds A Rated category, which was 5.34% for the six-month period.

* The fund's dividend for class A shares was reduced to $0.0210 per share in February 2003 (other share classes also had dividend reductions). Please see page 5 for more information.

* Index and Lipper results should be compared to fund performance at net asset value. See the Performance Summary on page 7 for complete fund performance, comparative performance, and Lipper data.

* PERFORMANCE COMMENTARY

The U.S. bond markets performed well during the first half of the fund's fiscal reporting period, benefiting from uncertainty surrounding the war in Iraq and generally slow economic growth with low inflation, among other factors. In this positive environment, higher-yielding bonds significantly outperformed Treasury bonds, as investors became more willing to take on risk to attain higher yields. Putnam Income Fund outperformed its benchmark index because of its allocations of corporate bonds and mortgage-backed securities. We believe that the higher average return for the fund's Lipper peer group may have been the result of a higher allocation of corporate bonds (versus the fund) and/or a longer duration.

Fund Profile

Putnam Income Fund seeks high current income consistent with what Putnam Management believes to be a prudent level of risk. The fund invests in a diversified portfolio composed mainly of corporate investment-grade bonds, U.S. government and agency bonds, and collateralized mortgage obligations.


* MARKET OVERVIEW

The U.S. bond market has now delivered three consecutive years of strong returns, and we have seen a continuation of this trend during the past six months. During this period, investors remained hesitant about the volatile stock market and nervous about the war with Iraq, which loomed for the first four months of the period and cast a shadow of uncertainty over the financial markets. In addition to the war, investors were concerned about the state of the U.S. economy and the impact of SARS in Asia and its effect on global trade. As Treasury and money market yields fell to extremely low levels and reduced corporate debt levels foreshadowed the possibility of further improvements in credit quality, investors looked for securities with greater return potential. As a result, higher-yielding investments such as corporate investment-grade bonds, high-yield bonds, and mortgage-backed securities became more popular. The corporate bond sector performed well as corporate default rates continued to decline, companies retired debt, and overall credit quality improved. Treasuries, which have seen significant yield declines over the past several years, underperformed nearly all other bond sectors. Treasury yields at the close of the period were approaching 45-year lows.


MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 4/30/03

Bonds

Lehman Aggregate Bond Index (broad U.S. bond market)              4.31%
-----------------------------------------------------------------------
Lehman Global Aggregate Bond Index
(global investment-grade bonds)                                   8.50%
-----------------------------------------------------------------------
Lehman Government Bond Index (U.S. government bonds)              3.10%
-----------------------------------------------------------------------
Lehman GNMA Index (U.S. mortgage-backed securities)               2.18%
-----------------------------------------------------------------------

Equities

S&P 500 Index (broad U.S. stock market)                           4.48%
-----------------------------------------------------------------------
Russell 2000 Growth Index (U.S. growth stocks)                    7.68%
-----------------------------------------------------------------------
Russell 2000 Value Index (U.S. value stocks)                      7.44%
-----------------------------------------------------------------------

These indexes provide an overview of performance in different market sectors for the six months ended 4/30/03.


* STRATEGY OVERVIEW

The fund's benchmark, the Lehman Aggregate Bond Index, is composed approximately of 27% corporate bonds, 22% U.S. Treasuries, and 51% in a combination of mortgage-backed securities (MBSs), asset-backed securities (ABSs), government agency bonds, and commercial mortgage-backed securities (CMBSs). The fund's sector allocations varied from those of its benchmark index in several ways, which helped the fund to outperform the index. The variations that helped the fund outperform were an underweighted position in Treasuries and an overweight in ABSs, MBSs, CMBSs, and government agency securities. The fund's overweighted position in BB-rated corporate bonds was also helpful.

The fund's group of analysts responsible for MBSs, ABSs, CMBSs, and other agency sectors focused on security selection and diversification. We believe these securities offer a solid yield advantage over Treasuries with less issue-specific risk than corporate bonds.

We increased the fund's BB-rated corporate and investment-grade corporate weightings early in October 2002, based on our belief that these sectors were attractively valued, especially in relation to overvalued, low-yielding Treasuries. Near the end of the period, we noticed that the strong performance of investment-grade corporate bonds was beginning to moderate and reduced the fund's holdings in this sector. We retained the fund's weighting in BB-rated corporate bonds, however, as we believe that these securities may still offer solid performance potential.


[GRAPHIC OMITTED: horizontal bar chart TOP SECTOR WEIGHTINGS COMPARED]

TOP SECTOR WEIGHTINGS COMPARED*

                               as of 10/31/02        as of 4/30/03

Mortgage-backed
securities                         38.0%                 46.2%

Government
bonds                              24.1%                 16.1%

Investment grade
bonds                              20.3%                 21.9%

Asset-backed
securities                          9.8%                  8.5%

High yield
bonds                               3.2%                  4.4%

Footnote reads:
*This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of total market value. Holdings will vary over time.


* HOW FUND HOLDINGS/SECTOR ALLOCATIONS AFFECTED PERFORMANCE

In general, the fund's strategy of maintaining diversity across a range of generally high-quality U.S. fixed-income sectors and holdings worked well during the period. The only sector that underperformed was U.S. Treasuries, and the fund was underweighted in these securities relative to its benchmark.


[GRAPHIC OMITTED: TOP 3 HOLDINGS BY SECTOR]

TOP 3 HOLDINGS BY SECTOR*

U.S. government and agency obligations

Federal Home Loan Mortgage
Corporation 4.5%, TBA, May 1, 2018

Federal National Mortgage Association
Pass-through certificates, 4.5%, TBA,
May 1, 2018

Federal National Mortgage Association
Pass-through certificates, 6.5%, TBA,
May 1, 2032

Corporate bonds and notes

Principal Financial Group (Australia)
144A notes, 7.95%, 2004
Financial

Peoples Bank - Bridgeport
Subordinated notes, 7.2%, 2006
Financial

Verizon Wireless, Inc.
Notes, 5.375%, 2006
Communication services

Collateralized mortgage obligations

Federal National Mortgage Association
Series 02-T16, class A2, 7.0%, 2042

CS First Boston Mortgage Securities
Corp., Series 97-C2, class A2,
6.52%, 2035

FFCA Secured Lending Corp.
144A Series 00-1, Class A2, 7.77%, 2027

Asset-backed securities

AFC Home Equity Loan Trust
Series 99-2, class 1A, 1.746%, 2029

Green Tree Financial Corp.
Series 99-5, Class A5, 7.86%, 2031

Conseco Finance Securitizations Corp.
Series 02-1, class A, 6.681%, 2032

Footnote reads:
*These holdings represent 29.6% of the fund's net assets as of 4/30/03.
 The fund's holdings will change over time.


The fund's mortgage-backed securities (MBSs), asset-backed securities
(ABSs), and other government agency sectors generally performed well because of their high credit quality and higher yields. Since these are complicated markets, security selection and diversity is critical. For example, some MBSs may be adversely affected by prepayments, which have risen significantly as homeowners have refinanced. Our group of MBS analysts, who seek to help the fund deliver attractive risk-adjusted returns, employed hedging and other techniques to manage risk in the portfolio.

Despite the generally strong performance of ABSs, some of the fund's ABS holdings detracted from performance. Conseco Finance Securitizations, Inc., for example, experienced financial difficulties at the corporate level, which resulted in poor performance for the holdings. However, we believe that the underlying ABSs, which are backed by mobile home mortgage payments of the company's GreenTree Financial division, are sound and should recover. Of course, we will continue to monitor developments and reduce the position or sell it if necessary.

The fund's BB-rated corporate and investment-grade corporate holdings made a significant contribution because both of these sectors had such strong returns during the period. We increased the fund's weighting in corporate investment-grade bonds early in the period and then trimmed back these holdings before the period's end. The corporate investment-grade sector had its best six-month performance ever, relative to Treasury bonds. Moreover, the fund's higher-yielding BB-rated bonds, while not a large weighting, made a solid contribution to performance. We have not reduced this weighting because we believe these securities still offer value.

Corporate bonds generally have benefited from a number of factors. Among the most important is the decline in default rates. Although still high by historical standards, corporate defaults have declined nearly 40% since hitting a peak of 10.81% in January 2002 -- to a level of 6.94% in March 2003 (according to Moody's). In addition to lower default rates, companies have been reducing debt and improving their balance sheets, which has helped boost credit quality for corporate debt issuers.

Please note that all sectors and holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.


OF SPECIAL INTEREST

* Over the past several years, bond yields in all fixed-income sectors have fallen considerably, particularly in higher-quality sectors such as Treasuries and mortgage-backed securities. Though the fund was underweighted in these sectors, their presence in the portfolio contributed to a dividend reduction in February 2003 for the fund's class A shares, from $0.025 per share to $0.021 per share. Dividends for the fund's other share classes were also reduced.

* THE FUND'S MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed-Income Team. The members of this team are James Prusko (Portfolio Leader), Kevin Cronin, (Portfolio Member), Carl Bell, Rob Bloemker, Andrea Burke, Steve Horner, D. William Kohli, Michael Salm, John Van Tassel, and David Waldman.


THE OUTLOOK FOR YOUR FUND

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

In our opinion, the remainder of 2003 has the potential to be favorable for the U.S. bond market -- especially the higher-yielding, non-Treasury sectors. The completion of the war with Iraq has reduced the level of geopolitical uncertainty that has been preoccupying investors, and many are now focusing on the economy and are seeking higher yields from their fixed-income investments. We anticipate that economic growth in the United States will be slow to moderate for the rest of 2003 but will not have a "double dip" back into recession. We believe such conditions would provide a positive environment for bond sectors with higher yields than Treasuries, such as MBSs, government agency bonds, and corporate bonds.

In an environment of slow to moderate growth, with potential volatility in both the stock and bond markets, it is paramount that a portfolio of bonds be invested in a wide range of holdings and sectors. We believe this fund is properly diversified among its fixed-income holdings and sectors and is well positioned for the coming months.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. Lower-rated bonds may offer higher yields in return for more risk.


PERFORMANCE SUMMARY

This section provides information about your fund's performance during its semiannual period, which ended April 30, 2003. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. A profile of your fund's strategy appears on the first page of this report. See pages 8 and 9 for definitions of some terms used in this section.


TOTAL RETURN FOR PERIODS ENDED 4/30/03

                       Class A            Class B             Class C             Class M          Class R
(inception dates)     (11/1/54)           (3/1/93)           (7/26/99)           (12/14/94)       (1/21/03)
                     NAV     POP         NAV   CDSC         NAV    CDSC         NAV      POP         NAV
------------------------------------------------------------------------------------------------------------
6 months             4.57% -0.41%        4.21% -0.79%       4.07%   3.07%       4.36%   0.97%       4.53%
------------------------------------------------------------------------------------------------------------
1 year               8.64   3.55         7.89   2.89        7.75    6.75        8.35    4.78        8.41
------------------------------------------------------------------------------------------------------------
5 years             27.99  21.83        23.48  21.59       23.16   23.16       26.59   22.43       26.42
Annual average       5.06   4.03         4.31   3.99        4.25    4.25        4.83    4.13        4.80
------------------------------------------------------------------------------------------------------------
10 years            80.77  72.15        67.63  67.63       67.52   67.52       76.13   70.47       76.24
Annual average       6.10   5.58         5.30   5.30        5.29    5.29        5.82    5.48        5.83
------------------------------------------------------------------------------------------------------------
Annual average
(life of fund)       8.29   8.18         7.27   7.27        7.47    7.47        7.82    7.74        8.02
------------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 4.75% and 3.25%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/03

                                                          Lipper Corporate Debt
                                       Lehman Aggregate       Funds A Rated
                                          Bond Index         category average*
-------------------------------------------------------------------------------
6 months                                     4.31%                 5.34%
-------------------------------------------------------------------------------
1 year                                      10.47                  9.84
-------------------------------------------------------------------------------
5 years                                     44.07                 35.33
Annual average                               7.58                  6.23
-------------------------------------------------------------------------------
10 years                                   101.19                 88.43
Annual average                               7.24                  6.52
-------------------------------------------------------------------------------
Annual average
(life of fund)                                 --**                  --**
-------------------------------------------------------------------------------

 *Over the 6-month and 1-, 5-, and 10-year periods ended 4/30/03, there were 210, 196, 127, and 56 funds, respectively, in this Lipper category.

**The benchmarks were not in existence at the time of the fund's inception. The
  Lehman Aggregate Bond Index commenced 12/31/75. The Lipper Average commenced 12/31/59.



PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/03

                             Class A         Class B         Class C         Class M         Class R
------------------------------------------------------------------------------------------------------
Distributions (number)          6               6               6               6               3
------------------------------------------------------------------------------------------------------
Income                       $0.138          $0.113          $0.115          $0.132          $0.060
------------------------------------------------------------------------------------------------------
Capital gains                   --              --              --              --              --
------------------------------------------------------------------------------------------------------
  Total                      $0.138          $0.113          $0.115          $0.132          $0.060
------------------------------------------------------------------------------------------------------
Share value:              NAV      POP         NAV             NAV        NAV      POP         NAV
------------------------------------------------------------------------------------------------------
10/31/02                 $6.59    $6.92       $6.55           $6.57      $6.54    $6.76         --
------------------------------------------------------------------------------------------------------
1/21/03*                    --       --          --              --         --       --      $6.65
------------------------------------------------------------------------------------------------------
4/30/03                   6.75     7.09        6.71            6.72       6.69     6.91       6.75
------------------------------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------------------------------
Current dividend
rate 1                    3.73%    3.55%       3.04%           3.04%      3.59%    3.47%      3.56%
------------------------------------------------------------------------------------------------------
Current 30-day
SEC yield 2               3.04     2.89        2.30            2.30       2.79     2.70       2.78
------------------------------------------------------------------------------------------------------

* Inception date of class R shares.

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.




TOTAL RETURN FOR PERIODS ENDED 3/31/03(most recent calendar quarter)

                       Class A            Class B             Class C             Class M          Class R
(inception dates)     (11/1/54)           (3/1/93)           (7/26/99)           (12/14/94)       (1/21/03)
                     NAV     POP         NAV   CDSC         NAV    CDSC         NAV      POP         NAV
------------------------------------------------------------------------------------------------------------
6 months            2.78%  -2.07%       2.41%  -2.60%      2.43%    1.43%      2.71%    -0.60%      2.74%
------------------------------------------------------------------------------------------------------------
1 year              9.67    4.46        8.92    3.92       8.94     7.94       9.39      5.89       9.45
------------------------------------------------------------------------------------------------------------
5 years            27.67   21.68       22.98   21.10      22.93    22.93      26.09     21.95      26.12
Annual average      5.01    4.00        4.22    3.90       4.22     4.22       4.75      4.05       4.75
------------------------------------------------------------------------------------------------------------
10 years           80.61   71.98       67.76   67.76      67.47    67.47      76.00     70.33      76.10
Annual average      6.09    5.57        5.31    5.31       5.29     5.29       5.82      5.47       5.82
------------------------------------------------------------------------------------------------------------
Annual average
(life of fund)      8.28    8.17        7.26    7.26       7.47     7.47       7.81      7.74       8.01
------------------------------------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charges or CDSC and are available only to certain defined contribution plans.

COMPARATIVE INDEXES

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed-income securities.

Lehman Global Aggregate Bond Index is an unmanaged index of government and corporate bonds from around the world.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Lehman GNMA Index is an unmanaged index used as a general measure of U.S. mortgage-backed securities issued by the Government National
Mortgage Association.

Standard & Poor's (S&P) 500 Index is an unmanaged index of common stock performance.

Russell 2000 Growth Index is an unmanaged index of those companies in the Russell 2000 index chosen for their growth orientation.

Russell 2000 Value Index is an unmanaged index of those companies in the Russell 2000 index chosen for their value orientation.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
April 30, 2003 (Unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (49.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government and Agency Mortgage Obligations (33.2%)
-------------------------------------------------------------------------------------------------------------------
                    Federal Home Loan Mortgage Corporation
           $278,496 7 1/2s, December 1, 2029                                                               $297,305
            137,928 7s, January 1, 2015                                                                     147,446
            937,897 6s, with due dates from January 1, 2029 to February 1, 2033                             977,434
             91,575 6s, May 1, 2017                                                                          95,679
        372,929,000 4 1/2s, TBA, May 1, 2018                                                            377,590,613
            552,657 Federal National Mortgage Association Graduated Payment
                    Mortgages 8s, December 1, 2008                                                          591,737
                    Federal National Mortgage Association Pass-Through Certificates
             65,699 11s, with due dates from September 1, 2014 to October 1, 2015                            75,581
          6,273,141 8s, with due dates from January 1, 2025 to June 1, 2028                               6,843,222
          4,863,644 7 1/2s, with due dates from September 1, 2022 to April 1, 2032                        5,188,327
        115,476,166 7s, with due dates from May 1, 2024 to December 1, 2032                             122,025,131
          6,066,578 7s, with due dates from January 1, 2007 to July 1, 2015                               6,471,134
         14,751,000 7s, TBA, June 1, 2033                                                                15,580,744
          1,008,728 6 1/2s, with due dates from September 1, 2010 to
                    September 1, 2016                                                                     1,069,514
        168,030,818 6 1/2s, TBA, May 1, 2032                                                            175,539,779
             71,780 6s, with due dates from December 1, 2031 to January 1, 2033                              74,801
         13,780,161 6s, with due dates from August 1, 2013 to November 1, 2017                           14,446,835
          1,096,000 6s, TBA, May 1, 2033                                                                  1,140,525
          6,000,000 6s, TBA, March 1, 2033                                                                6,221,160
         78,499,000 5s, TBA, May 1, 2033                                                                 78,891,495
        372,929,000 4 1/2s, TBA, May 1, 2018                                                            377,357,532
                    Government National Mortgage Association
            103,621 11s, with due dates from March 15, 2010 to July 15, 2013                                119,400
                    Government National Mortgage Association Pass-Through Certificates
             99,068 9s, with due dates from September 15, 2008 to May 15, 2009                              108,060
         28,654,937 7s, with due dates from April 15, 2026 to April 15, 2032                             30,396,205
          3,883,642 6 1/2s, with due dates from April 15, 2029 to July 15, 2032                           4,084,857
         29,200,000 5 1/2s, TBA, May 1, 2033                                                             30,139,890
         20,000,000 5 1/2s, TBA, April 1, 2033                                                           20,704,360
                                                                                                      -------------
                                                                                                      1,276,178,766

U.S. Government and Agency Obligations (4.6%)
-------------------------------------------------------------------------------------------------------------------
                    Fannie Mae
         19,845,000 7 1/4s, May 15, 2030                                                                 25,512,256
        123,585,000 7 1/4s, January 15, 2010                                                            149,841,869
                                                                                                      -------------
                                                                                                        175,354,125

U.S. Treasury Obligations (11.9%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Bonds
         42,870,000 8s, November 15, 2021 (SEG)                                                          60,136,879
        112,799,000 6 1/4s, May 15, 2030                                                                135,918,396
                    U.S. Treasury Bonds
         39,315,000 6s, February 15, 2026                                                                45,414,958
                    U.S. Treasury Notes
         79,709,000 6 1/2s, February 15, 2010                                                            94,894,202
         12,480,000 3 7/8s, February 15, 2013                                                            12,496,573
        106,670,000 3s, November 15, 2007                                                               108,132,552
                                                                                                     --------------
                                                                                                        456,993,560
                                                                                                     --------------
                    Total U.S. Government and Agency Obligations (cost $1,885,237,663)               $1,908,526,451

CORPORATE BONDS AND NOTES (29.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Basic Materials (1.5%)
-------------------------------------------------------------------------------------------------------------------
            $50,000 Abitibi-Consolidated Finance LP company guaranty 7 7/8s, 2009                           $54,354
          3,875,000 Abitibi-Consolidated, Inc. company guaranty 6.95s, 2006 (Canada)                      4,022,076
          1,204,000 Airgas, Inc. company guaranty 9 1/8s, 2011                                            1,348,480
          5,590,000 Alcoa, Inc. notes 6 1/2s, 2011                                                        6,355,718
          2,195,000 Avery Dennison Corp. notes 4 7/8s, 2013                                               2,239,925
          2,925,000 Domtar, Inc. notes 7 7/8s, 2011 (Canada)                                              3,473,964
          1,850,000 Dow Chemical Co. (The) debs. 8.55s, 2009                                              2,190,827
          4,925,000 Dow Chemical Co. (The) notes 5 3/4s, 2009                                             5,212,508
          2,350,000 Equistar Chemicals LP/Equistar Funding Corp. company guaranty
                    10 1/8s, 2008                                                                         2,467,500
            774,000 Georgia-Pacific Corp. bonds 7 3/4s, 2029                                                650,160
            880,000 Georgia-Pacific Corp. notes 8 1/8s, 2011                                                871,200
          1,070,000 Hercules, Inc. company guaranty 11 1/8s, 2007                                         1,214,450
          6,375,000 International Paper Co. notes 6 3/4s, 2011                                            7,223,774
          1,620,000 International Paper Co. notes 5.85s, 2012                                             1,731,426
            186,000 ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011                                 202,740
            399,000 Louisiana-Pacific Corp. sr. notes 8 7/8s, 2010                                          448,813
            757,000 Louisiana-Pacific Corp. sr. sub. notes 10 7/8s, 2008                                    847,840
          1,855,000 Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007                                      1,910,650
          2,100,000 Lyondell Chemical Co. sec. notes Ser. B, 9 7/8s, 2007                                 2,163,000
          1,810,000 Millenium America, Inc. company guaranty 9 1/4s, 2008                                 1,991,000
            520,000 Millenium America, Inc. company guaranty 7s, 2006                                       527,800
          1,040,000 Monsanto Co. sr. notes 7 3/8s, 2012                                                   1,195,610
          1,199,000 Norampac, Inc. sr. notes 9 1/2s, 2008 (Canada)                                        1,258,950
            580,000 Oregon Steel Mills, Inc. company guaranty 10s, 2009                                     585,800
            365,000 Smurfit Capital Funding PLC notes 6 3/4s, 2005 (Ireland)                                374,125
          1,202,000 Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)                        1,250,080
            366,000 Tembec Industries, Inc. company guaranty 8 1/2s, 2011 (Canada)                          380,640
          3,585,000 Weyerhaeuser Co. notes 6 3/4s, 2012                                                   4,016,121
                                                                                                      -------------
                                                                                                         56,209,531

Capital Goods (1.2%)
-------------------------------------------------------------------------------------------------------------------
          1,395,000 Boeing Co. (The) bonds 6 1/8s, 2033                                                   1,378,851
          2,680,000 Browning-Ferris Industries, Inc. debs. 7.4s, 2035                                     2,331,600
            440,000 CenterPoint Energy Resources Corp. debs. 8.9s, 2006                                     495,242
          1,735,000 CenterPoint Energy Resources Corp. notes 7 3/4s, 2011                                 1,930,188
          2,720,000 Emerson Electric Co. notes 4 5/8s, 2012                                               2,747,275
          1,720,000 John Deere Capital Corp. notes 3.9s, 2008                                             1,754,839
          2,220,000 John Deere Capital Corp. sr. notes Ser. D, 3 1/8s, 2005                               2,260,628
          4,152,000 Lockheed Martin Corp. bonds 8 1/2s, 2029                                              5,570,265
          3,730,000 Martin Marietta Corp. debs. 7 3/8s, 2013                                              4,430,263
          5,385,000 Northrop Grumman Corp. company guaranty 7 1/8s, 2011                                  6,306,260
          1,360,000 Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012                                      1,451,800
          1,881,000 Owens-Brockway Glass company guaranty 8 7/8s, 2009                                    2,022,075
          1,120,000 Parker-Hannifin Corp. notes 4 7/8s, 2013                                              1,133,736
            925,000 Raytheon Co. bonds 5 3/8s, 2013                                                         949,694
          3,355,000 Raytheon Co. notes 8.2s, 2006                                                         3,851,966
          2,604,000 Raytheon Co. notes 6.15s, 2008                                                        2,877,149
          1,300,000 Timken Co. notes 5 3/4s, 2010                                                         1,324,881
          1,207,000 Waste Management, Inc. sr. notes 7 3/8s, 2010                                         1,407,274
          2,690,000 Waste Management, Inc. sr. notes 6 1/2s, 2008                                         3,009,077
                                                                                                      -------------
                                                                                                         47,233,063

Communication Services (3.2%)
-------------------------------------------------------------------------------------------------------------------
          1,135,000 Ameritech Capital Funding company guaranty 6 1/4s, 2009                               1,249,204
             98,000 AT&T Corp. notes 6s, 2009                                                               100,577
          2,685,000 AT&T Corp. sr. notes 8 1/2s, 2031                                                     2,989,460
          2,955,000 AT&T Corp. sr. notes 7.8s, 2011                                                       3,242,288
          1,265,000 AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031                                   1,575,222
          3,665,000 AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011                                   4,222,461
          1,800,000 Bellsouth Capital Funding notes 7 3/4s, 2010                                          2,189,826
          3,860,000 British Telecommunications PLC bonds 8 7/8s, 2030 (United Kingdom)                    5,135,016
          4,160,000 British Telecommunications PLC notes 8 3/8s, 2010 (United Kingdom)                    5,103,545
          7,730,000 Cingular Wireless, LLC sr. notes 5 5/8s, 2006                                         8,425,522
          2,230,000 Citizens Communications Co. notes 9 1/4s, 2011                                        2,818,555
          2,230,000 Citizens Communications Co. sr. notes 7 5/8s, 2008                                    2,605,452
          1,625,000 Citizens Communications Co. sr. notes 6 3/8s, 2004                                    1,701,505
          3,325,000 Deutsche Telekom International Finance BV bonds 8s,
                    2010 (Netherlands)                                                                    4,007,789
          5,290,000 Deutsche Telekom International Finance BV company guaranty
                    8 3/4s, 2030 (Netherlands)                                                            6,443,802
          1,655,000 Dobson Communications Corp. sr. notes 10 7/8s, 2010                                   1,737,750
          4,810,000 France Telecom notes 10s, 2031 (France)                                               6,397,858
          3,455,000 France Telecom notes 7 3/4s, 2011 (France)                                            4,225,323
            888,000 Koninklijke (Royal) KPN NV sr. unsub. notes 8s, 2010 (Netherlands)                    1,064,637
          3,690,000 Qwest Corp. 144A notes 8 7/8s, 2012                                                   4,059,000
            375,000 Sprint Capital Corp. company guaranty 7.9s, 2005                                        397,500
          5,110,000 Sprint Capital Corp. company guaranty 6 7/8s, 2028                                    4,726,750
          2,225,000 Sprint Capital Corp. company guaranty 6 1/8s, 2008                                    2,269,500
          2,975,000 Telefonica Europe BV company guaranty 7 3/4s, 2010 (Netherlands)                      3,579,472
          3,784,000 Telus Corp. notes 8s, 2011 (Canada)                                                   4,275,920
          2,372,000 Telus Corp. notes 7 1/2s, 2007 (Canada)                                               2,632,920
          7,825,000 Verizon Global Funding Corp. notes 7 1/4s, 2010                                       9,149,913
          2,950,000 Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013                                      2,920,332
         12,035,000 Verizon Wireless, Inc. notes 5 3/8s, 2006                                            12,997,020
          1,855,000 Vodafone Group PLC bonds 6 1/4s, 2032 (United Kingdom)                                1,977,806
          2,150,000 Vodafone Group PLC notes 7 3/4s, 2010 (United Kingdom)                                2,597,643
          3,010,000 Vodafone Group PLC notes 7 5/8s, 2005 (United Kingdom)                                3,309,649
          2,775,000 Voicestream Wireless Corp./Voicestream Wireless Capital
                    Corp. sr. disc. notes stepped-coupon zero % (11 7/8s, 11/15/04),
                    2009 (STP)                                                                            2,636,250
                                                                                                      -------------
                                                                                                        122,765,467

Conglomerates (0.2%)
-------------------------------------------------------------------------------------------------------------------
          4,005,000 Textron Financial Corp. notes 6s, 2009                                                4,257,968
            845,000 Tyco International Group SA company guaranty 6 3/4s,
                    2011 (Luxembourg)                                                                       845,000
          1,110,000 Tyco International Group SA company guaranty 6 3/8s,
                    2005 (Luxembourg)                                                                     1,121,100
          2,255,000 Tyco International Group SA notes 6 3/8s, 2011 (Luxembourg)                           2,221,175
                                                                                                      -------------
                                                                                                          8,445,243

Consumer Cyclicals (2.7%)
-------------------------------------------------------------------------------------------------------------------
            618,000 American Axle & Manufacturing, Inc. company guaranty 9 3/4s, 2009                       673,620
            735,000 Autonation, Inc. company guaranty 9s, 2008                                              801,150
          2,250,000 Cendant Corp. notes 6 1/4s, 2010                                                      2,383,234
          3,025,000 Cendant Corp. sr. notes 7 3/8s, 2013                                                  3,354,428
          2,155,000 Cendant Corp. sr. notes 6 1/4s, 2008                                                  2,306,400
          1,869,000 D.R. Horton, Inc. company guaranty 8s, 2009                                           2,027,865
          3,195,000 DaimlerChrysler NA Holding Corp. company guaranty 8 1/2s, 2031                        3,995,824
          4,365,000 DaimlerChrysler NA Holding Corp. company guaranty 7.2s, 2009                          4,951,499
          4,925,000 DaimlerChrysler NA Holding Corp. company guaranty Ser. D,
                    3.4s, 2004                                                                            5,014,023
          3,920,000 Dana Corp. notes 9s, 2011                                                             4,253,200
          2,810,000 Deluxe Corp. notes 5s, 2012                                                           2,880,297
            285,000 Dillards, Inc. notes 6.43s, 2004                                                        287,850
          2,030,000 Federated Department Stores sr. notes 8 1/2s, 2010                                    2,437,259
          3,845,000 Ford Motor Co. notes 7.45s, 2031                                                      3,422,173
          5,185,000 Ford Motor Credit Corp. notes 7 3/8s, 2009                                            5,296,140
          1,115,000 Ford Motor Credit Corp. notes 6 1/2s, 2007                                            1,141,858
          2,265,000 General Motors Acceptance Corp. bonds 8s, 2031                                        2,359,084
            630,000 General Motors Acceptance Corp. notes 6 7/8s, 2012                                      640,670
          5,970,000 General Motors Acceptance Corp. notes Ser. MTN, 5.36s, 2004                           6,139,423
          2,245,000 General Motors Corp. notes 7.2s, 2011                                                 2,301,774
          1,391,000 Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011                                   1,043,250
          1,111,000 Harrah's Entertainment, Inc. company guaranty 7 7/8s, 2005                            1,197,103
            960,000 Hasbro, Inc. notes 6.15s, 2008                                                          984,000
          1,215,000 Hilton Hotels Corp. notes 8 1/4s, 2011                                                1,287,900
            680,000 Hilton Hotels Corp. notes 7 5/8s, 2012                                                  714,000
          1,981,000 International Game Technology sr. notes 8 3/8s, 2009                                  2,363,507
          1,590,000 International Game Technology sr. notes 7 7/8s, 2004                                  1,668,664
          1,485,000 ITT Corp. notes 6 3/4s, 2005                                                          1,536,975
          4,320,000 JC Penney Co., Inc. notes 7.6s, 2007                                                  4,536,000
          1,570,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                     1,833,790
          1,895,000 Lennar Corp. notes 5.95s, 2013                                                        2,009,948
          1,880,000 Limited, Inc. (The) notes 6 1/8s, 2012                                                2,009,274
          2,035,000 Masco Corp. notes 6 3/4s, 2006                                                        2,260,230
            800,000 MGM Mirage, Inc. company guaranty 9 3/4s, 2007                                          896,000
          2,429,000 MGM Mirage, Inc. company guaranty 8 3/8s, 2011                                        2,653,683
          1,375,000 Mohegan Tribal Gaming Authority sr. notes 8 1/8s, 2006                                1,460,938
          2,090,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/4s, 2009                           2,220,625
            910,000 Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                   962,325
          1,355,000 Park Place Entertainment Corp. sr. sub. notes 9 3/8s, 2007                            1,473,563
            195,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                            197,925
          3,600,000 Pulte Homes, Inc. company guaranty 7 7/8s, 2011                                       4,203,403
          1,677,000 Saks, Inc. company guaranty 8 1/4s, 2008                                              1,811,160
            635,000 Standard Pacific Corp. sr. notes 8 1/2s, 2007                                           654,844
            725,000 Starwood Hotels & Resorts Worldwide, Inc. company guaranty
                    7 7/8s, 2012                                                                            758,531
          1,595,000 Starwood Hotels & Resorts Worldwide, Inc. company guaranty
                    7 3/8s, 2007                                                                          1,666,775
          1,173,000 Toll Corp. sr. sub. notes 8 1/4s, 2011                                                1,258,043
          2,265,000 Visteon Corp. sr. notes 8 1/4s, 2010                                                  2,353,960
                                                                                                      -------------
                                                                                                        102,684,187

Consumer Staples (4.0%)
-------------------------------------------------------------------------------------------------------------------
          9,010,000 AOL Time Warner, Inc. bonds 7 5/8s, 2031                                              9,936,273
            765,000 AOL Time Warner, Inc. notes 6 3/4s, 2011                                                830,560
          6,885,000 AOL Time Warner, Inc. notes 5 5/8s, 2005                                              7,251,695
          2,150,000 Archer Daniels Midland Co. notes 5.935s, 2032                                         2,234,140
          2,562,000 AT&T Broadband Corp. company guaranty 8 3/8s, 2013                                    3,125,822
          5,060,000 Campbell Soup Co. notes 6 3/4s, 2011                                                  5,815,979
            450,000 Chancellor Media Corp. company guaranty 8s, 2008                                        515,250
          2,160,000 Clear Channel Communications, Inc. notes 4 1/4s, 2009                                 2,168,424
          1,550,000 Clear Channel Communications, Inc. sr. notes 5 3/4s, 2013                             1,622,152
          2,825,000 Comcast Corp. company guaranty 6 1/2s, 2015                                           3,065,170
          2,030,000 Comcast Corp. company guaranty 5.85s, 2010                                            2,156,503
          2,535,000 ConAgra, Inc. notes 7 7/8s, 2010                                                      3,077,054
          4,340,000 ConAgra, Inc. notes 6s, 2006                                                          4,746,129
            360,000 Constellation Brands, Inc. company guaranty 8 1/2s, 2009                                379,800
          2,805,000 Cox Communications, Inc. notes 7 3/4s, 2010                                           3,368,519
          1,305,000 Cox Communications, Inc. notes 7 1/8s, 2012                                           1,522,379
          1,665,000 Cox Enterprises, Inc. 144A notes 8s, 2007                                             1,895,987
          1,280,000 Dean Foods Co. sr. notes 8.15s, 2007                                                  1,385,600
          3,830,000 Diageo PLC company guaranty 8s, 2022 (United Kingdom)                                 4,870,305
          7,140,000 Fred Meyer, Inc. Holding Co. company guaranty 7.45s, 2008                             8,169,645
          1,295,000 General Mills, Inc. notes 5 1/8s, 2007                                                1,394,762
          2,440,000 Hormel Foods Corp. notes 6 5/8s, 2011                                                 2,776,988
          2,435,000 Johnson (SC) & Son, Inc. 144A bonds 5 3/4s, 2033                                      2,407,351
          4,120,000 Jones Intercable, Inc. sr. notes 7 5/8s, 2008                                         4,683,356
          9,710,000 Kraft Foods, Inc. notes 4 5/8s, 2006                                                 10,125,277
          1,685,000 Kroger Co. company guaranty 6.8s, 2011                                                1,875,295
          1,125,000 Liberty Media Corp. debs. 8 1/2s, 2029                                                1,314,270
          2,665,000 Liberty Media Corp. debs. 8 1/4s, 2030                                                3,037,087
          5,950,000 McDonald's Corp. debs. 6 3/8s, 2028                                                   6,314,307
          2,945,000 News America Holdings, Inc. company guaranty 7 3/8s, 2008                             3,359,017
          1,820,000 News America Holdings, Inc. debs. 7 3/4s, 2045                                        2,070,669
          2,585,000 News America Holdings, Inc. debs. 7.7s, 2025                                          2,920,807
          1,780,000 News America, Inc. sr. notes 6 5/8s, 2008                                             1,963,842
            625,000 News America, Inc. 144A bonds 6.55s, 2033                                               634,816
            255,000 News America, Inc. 144A notes 4 3/4s, 2010                                              245,014
          3,740,000 PepsiAmericas, Inc. notes Ser. MTN, 3 7/8s, 2007                                      3,803,879
          4,465,000 Philip Morris Cos., Inc. notes 7.2s, 2007                                             4,659,661
          3,625,000 Philip Morris Cos., Inc. notes 7 1/8s, 2004                                           3,700,041
          2,645,000 Safeway, Inc. notes 7 1/2s, 2009                                                      3,060,585
          1,000,000 Southland Corp. debs. Ser. A, 4 1/2s, 2004                                              990,000
          2,760,000 Southland Corp. sr. sub. debs. 5s, 2003                                               2,760,000
          4,085,000 TCI Communications, Inc. debs. 7 7/8s, 2013                                           4,780,336
          1,215,000 Time Warner, Inc. notes 8.18s, 2007                                                   1,383,653
          4,440,000 Tyson Foods, Inc. notes 8 1/4s, 2011                                                  5,150,200
          1,015,000 Tyson Foods, Inc. notes 7 1/4s, 2006                                                  1,102,733
          2,550,000 Unilever Capital Corp. bonds 5.9s, 2032                                               2,686,545
          3,445,000 Viacom, Inc. company guaranty 7.7s, 2010                                              4,178,399
          3,165,000 Walt Disney Co. notes 5 3/8s, 2007                                                    3,368,538
                                                                                                      -------------
                                                                                                        154,884,814

Energy (1.9%)
-------------------------------------------------------------------------------------------------------------------
          4,970,000 Amerada Hess Corp. notes 7 1/8s, 2033                                                 5,460,832
          3,150,000 Amerada Hess Corp. notes 5.9s, 2006                                                   3,405,326
            844,000 BRL Universal Equipment sec. notes 8 7/8s, 2008                                         905,190
          2,600,000 Canadian Natural Resources, Ltd. notes 7.2s, 2032 (Canada)                            3,073,509
          3,685,000 Canadian Natural Resources, Ltd. sr. notes 6.45s, 2033 (Canada)                       3,919,967
          5,600,000 Conoco Funding Co. company guaranty 6.35s, 2011                                       6,346,211
          6,450,000 Conoco Funding Co. company guaranty 5.45s, 2006                                       7,037,608
          2,080,000 Devon Financing Corp. ULC company guaranty 7 7/8s, 2031                               2,575,221
          5,050,000 Devon Financing Corp. ULC company guaranty 6 7/8s, 2011                               5,808,389
          3,995,000 Kerr-McGee Corp. company guaranty 6 7/8s, 2011                                        4,484,040
          5,505,000 Louis Dreyfus Natural Gas Corp. notes 6 7/8s, 2007                                    6,134,838
          1,950,000 MidAmerican Energy Holdings Co. sr. notes 4 5/8s, 2007                                2,005,207
          3,120,000 Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012                                     3,151,305
            570,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                         615,600
          2,210,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                           2,718,015
          1,370,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                 1,424,800
          4,825,000 Transocean Sedco Forex, Inc. notes 6 5/8s, 2011                                       5,480,525
          3,765,000 Union Oil Co. of California company guaranty 7 1/2s, 2029                             4,438,389
          1,065,000 Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012                                        1,134,225
          1,133,000 Westport Resources Corp. company guaranty 8 1/4s, 2011                                1,234,970
          1,291,000 XTO Energy, Inc. sr. notes 7 1/2s, 2012                                               1,420,100
                                                                                                      -------------
                                                                                                         72,774,267

Financial (9.5%)
-------------------------------------------------------------------------------------------------------------------
          6,620,000 Ace INA Holdings, Inc. company guaranty 8.3s, 2006                                    7,513,634
          1,695,000 Allfirst Financial Inc. sub. notes 7.2s, 2007                                         1,927,180
          5,075,000 Archstone-Smith Operating Trust notes 5s, 2007 (R)                                    5,198,545
         11,125,000 ASIF Global Financing 144A notes 3.85s, 2007                                         11,387,398
          4,000,000 Associates Corp. NA sr. notes Ser. 8, 7 3/8s, 2007                                    4,631,720
          4,265,000 Associates First Capital Corp. debs. 6.95s, 2018                                      5,016,629
          5,285,000 Associates First Capital Corp. sub. debs. 8.15s, 2009                                 6,324,264
          7,080,000 Bank of America Corp. sub. notes 7.4s, 2011                                           8,499,462
          1,765,000 Bank of New York Co., Inc. (The) sr. sub. notes FRN 3.4s, 2013                        1,743,467
          1,175,000 Bank One Corp. sub. debs. 7 5/8s, 2026                                                1,450,581
          1,697,000 Bank One Corp. sub. notes 7.6s, 2007                                                  1,961,386
         10,685,000 Bank United Corp. notes Ser. A, 8s, 2009                                             12,367,022
            600,000 Bank United Corp. sub. notes 8 7/8s, 2007                                               706,360
          3,735,000 Bear Stearns Cos., Inc. (The) notes 3s, 2006                                          3,801,192
          4,830,000 Boston Properties, Inc. 144A notes 6 1/4s, 2013 (R)                                   5,090,020
          1,117,000 Capital One Financial Corp. notes 7 1/4s, 2006                                        1,105,830
          1,430,000 CIT Group, Inc. sr. sub. notes 4 1/8s, 2006                                           1,459,983
          3,655,000 CIT Group, Inc. sr. notes 5 1/2s, 2007                                                3,863,302
          4,705,000 CIT Group, Inc. sr. notes Ser. MTN, 6 7/8s, 2009                                      5,139,522
            800,000 Citigroup, Inc. bonds 5 7/8s, 2033                                                      821,037
          3,430,000 Citigroup, Inc. debs. 6 5/8s, 2028                                                    3,867,047
          6,385,000 Citigroup, Inc. notes 3 1/2s, 2008                                                    6,448,595
          4,670,000 Citigroup, Inc. sub. notes 7 1/4s, 2010                                               5,536,234
            900,000 Colonial Bank sub. notes 9 3/8s, 2011                                                 1,009,474
          7,470,000 Colonial Bank sub. notes 8s, 2009                                                     7,781,282
          2,480,000 Countrywide Home Loans, Inc. company guaranty Ser. J, 5 1/4s, 2004                    2,577,196
          4,060,000 Countrywide Home Loans, Inc. company guaranty Ser. K, 5 5/8s, 2007                    4,397,926
          1,246,000 Crescent Real Estate Equities LP sr. notes 9 1/4s, 2009 (R)                           1,322,318
          3,120,000 EOP Operating LP sr. notes 7s, 2011                                                   3,545,541
          4,100,000 EOP Operating LP sr. notes 6 3/4s, 2008                                               4,595,169
          2,815,000 Executive Risk Capital Trust company guaranty Class B, 8.675s, 2027                   3,220,049
          1,050,000 Fairfax Financial Holdings, Ltd. notes 6 7/8s, 2008 (Canada)                            892,500
          4,955,000 First Chicago NBD Corp. sub. notes 6 3/8s, 2009                                       5,709,882
          6,369,000 First Union National Bank sub. notes 7.8s, 2010                                       7,761,970
            695,000 FleetBoston Financial Corp. notes 7 1/4s, 2005                                          774,662
          5,215,000 Franchise Finance Corp. of America sr. notes 8 3/4s, 2010 (R)                         6,607,134
          1,715,000 General Electric Capital Corp. company guaranty 7 7/8s, 2006                          1,986,426
          2,600,000 General Electric Capital Corp. notes Ser. A, 6 7/8s, 2010                             3,026,787
          1,000,000 General Electric Capital Corp. notes Ser. A, 6 3/4s, 2032                             1,157,187
          1,190,000 General Electric Capital Corp. notes Ser. A, 6s, 2012                                 1,313,129
          5,905,000 General Electric Capital Corp. notes Ser. A, 4 5/8s, 2009                             6,188,102
          7,685,000 General Electric Capital Corp. notes Ser. A, 3.667s, 2006                             7,829,309
          1,120,000 Goldman Sachs Group, Inc. (The) notes 6 1/8s, 2033                                    1,145,509
          5,675,000 Goldman Sachs Group, Inc. (The) notes 5 1/2s, 2014                                    5,919,616
          2,845,000 Goldman Sachs Group, Inc. (The) notes 4 1/8s, 2008                                    2,935,153
          2,340,000 Heller Financial, Inc. notes 8s, 2005                                                 2,621,897
          1,310,000 Heller Financial, Inc. notes 7 3/8s, 2009                                             1,541,051
          2,295,000 Hospitality Properties Trust notes 6 3/4s, 2013 (R)                                   2,383,367
          3,430,000 Household Finance Corp. notes 6 3/4s, 2011                                            3,864,825
             80,000 Household Finance Corp. notes 6 3/8s, 2012                                               88,320
          4,815,000 Household Finance Corp. sr. unsub. 5 7/8s, 2009                                       5,214,414
          2,755,000 HRPT Properties Trust notes 6 1/2s, 2013 (R)                                          2,926,617
          1,965,000 HSBC Capital Funding LP 144A bank guaranty FRN 9.547s, 2049 (Jersey)                  2,536,029
          7,050,000 HSBC Holdings PLC sub. notes Ser. (a), 5 1/4s, 2012 (United Kingdom)                  7,372,510
            440,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008 (R)                                        475,200
          1,590,000 iStar Financial, Inc. sr. notes 7s, 2008 (R)                                          1,645,650
          2,610,000 John Hancock Financial Services, Inc. sr. notes 5 5/8s, 2008                          2,802,623
          6,850,000 JPMorgan Chase & Co. notes 5.35s, 2007                                                7,431,860
          3,055,000 JPMorgan Chase & Co. sr. notes 3 5/8s, 2008                                           3,066,731
          5,545,000 JPMorgan Chase & Co. sub. notes 5 3/4s, 2013                                          5,891,662
          6,510,000 Lehman Brothers Holdings, Inc. notes 6 5/8s, 2006                                     7,227,942
          2,560,000 Lehman Brothers Holdings, Inc. notes 4s, 2008                                         2,614,761
          9,070,000 Liberty Mutual Insurance 144A notes 7.697s, 2097                                      6,572,875
          7,070,000 Mack-Cali Realty LP notes 7 3/4s, 2011 (R)                                            8,223,782
          2,980,000 Merrill Lynch & Co., Inc. notes Ser. B, 7.08s, 2005                                   3,296,500
          2,490,000 Merrill Lynch & Co., Inc. notes Ser. B, 4 3/4s, 2009                                  2,596,048
          2,075,000 Metlife, Inc. debs. 3.911s, 2005                                                      2,150,505
            590,000 Morgan Stanley Dean Witter & Co. bonds 5.8s, 2007                                       643,105
          2,140,000 Morgan Stanley Tracers notes 4 1/4s, 2010                                             2,128,294
          1,250,000 National City Bank sub. notes Ser. BKNT, 6 1/4s, 2011                                 1,401,911
          4,020,000 National City Corp. sub. notes 7.2s, 2005                                             4,427,467
          4,705,000 NationsBank Corp. sub. notes 6 1/2s, 2006                                             5,204,892
            815,000 Nationwide Financial Services, Inc. notes 5 5/8s, 2015                                  828,644
          1,445,000 Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031                               1,660,814
          6,215,000 NB Capital Trust IV company guaranty 8 1/4s, 2027                                     7,501,909
         13,115,000 Peoples Bank - Bridgeport sub. notes 7.2s, 2006                                      13,499,938
         13,975,000 Principal Financial Group 144A notes 7.95s, 2004 (Australia)                         14,961,271
          2,660,000 Principal Life Global Funding I 144A sec. notes 5 1/4s, 2013                          2,718,597
            890,000 Prudential Financial, Inc. sr. notes Ser. MTN, 3 3/4s, 2008                             892,812
            655,000 Prudential Funding LLC 144A notes Ser. MTN, 6.6s, 2008                                  740,523
          3,825,000 Prudential Insurance Co. 144A notes 8.3s, 2025                                        4,664,186
          8,800,000 Royal Bank of Scotland Group PLC FRN 7 3/8s, 2049 (United Kingdom)                    9,742,119
          1,930,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       2,335,300
          1,150,000 Sovereign Bank sub. notes 5 1/8s, 2013                                                1,147,125
          2,780,000 St. Paul Co., Inc. (The) sr. notes 5 3/4s, 2007                                       2,970,611
          1,975,000 State Street Capital Trust II FRN 1.869s, 2008                                        1,974,518
          5,081,000 Sun Life Canada Capital Trust 144A company guaranty 8.526s, 2049                      5,827,104
          1,000,000 Tanger Properties, Ltd. company guaranty 7 7/8s, 2004                                 1,022,500
            995,000 Travelers Property Casualty Corp. 144A notes 3 3/4s, 2008                               999,877
          2,240,000 US Bank National Association sub. notes 4.8s, 2015                                    2,245,533
            150,000 Vesta Insurance Group, Inc. 144A company guaranty 8.525s, 2027                           90,000
          3,315,000 Wells Fargo Financial, Inc. notes 6 1/8s, 2006                                        3,646,536
                                                                                                      -------------
                                                                                                        363,377,486

Health Care (0.5%)
-------------------------------------------------------------------------------------------------------------------
          5,150,000 American Home Products Corp. FRN 6.7s, 2011                                           5,913,230
            740,000 AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                          810,300
          1,055,000 AmerisourceBergen Corp. 144A sr. notes 7 1/4s, 2012                                   1,118,300
          1,150,000 Baxter International, Inc. 144A notes 4 5/8s, 2015                                    1,131,556
          1,390,000 Bayer Corp. 144A FRB 6.2s, 2008                                                       1,473,914
            950,000 Biovail Corp. sr. sub. notes 7 7/8s, 2010 (Canada)                                    1,002,250
          2,880,000 HCA, Inc. notes Ser. MTN, 8.7s, 2010                                                  3,308,642
          1,625,000 HCA, Inc. notes 6 1/4s, 2013                                                          1,677,567
            585,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007
                    (In default) (NON)                                                                       12,431
            600,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008
                    (In default) (NON)                                                                       13,500
            120,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007 (In default) (NON)                           2,400
          2,239,000 Service Corp. International notes 6s, 2005                                            2,250,195
          2,015,000 Tenet Healthcare Corp. notes 7 3/8s, 2013                                             1,989,813
                                                                                                      -------------
                                                                                                         20,704,098

Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,085,000 Fiserv, Inc. 144A notes 4s, 2008                                                      1,101,029
          2,500,000 Hewlett-Packard Co. notes 5 1/2s, 2007                                                2,694,700
                                                                                                      -------------
                                                                                                          3,795,729

Transportation (0.8%)
-------------------------------------------------------------------------------------------------------------------
             27,960 Aran Shipping & Trading SA notes 8.3s, 2004 (Greece) (In default) (NON)                  13,980
          6,010,000 Burlington Northern Santa Fe Corp. notes 7 1/8s, 2010                                 7,073,451
          1,311,922 Continental Airlines, Inc. pass-through certificates Ser. 97-4C, 6.8s, 2009             646,189
          4,698,724 Continental Airlines, Inc. pass-through certificates Ser. 98-1C, 6.541s, 2009         2,530,851
          3,840,000 CSX Corp. notes 6 1/4s, 2008                                                          4,290,651
          1,825,000 CSX Corp. notes 4 7/8s, 2009                                                          1,879,613
          1,915,000 Norfolk Southern Corp. sr. notes 7 1/4s, 2031                                         2,239,976
          1,695,000 Union Pacific Corp. notes 7 3/8s, 2009                                                2,004,739
          7,000,000 Union Pacific Corp. notes 5 3/4s, 2007                                                7,644,056
          2,000,000 United Airlines, Inc. pass-through certificates Ser. 01-1, Class B, 6.932s,
                    2011 (In default) (NON)                                                                 301,743
                                                                                                      -------------
                                                                                                         28,625,249

Utilities & Power (3.4%)
-------------------------------------------------------------------------------------------------------------------
            875,000 AEP Texas Central Co. 144A notes 5 1/2s, 2013                                           911,881
          3,500,000 Alabama Power Co. sr. notes Ser. S, 5 7/8s, 2022                                      3,686,246
            470,000 American Electric Power Co., Inc. notes Ser. A, 6 1/8s, 2006                            507,600
            695,000 American Electric Power Co., Inc. sr. notes Ser. C, 5 3/8s, 2010                        713,962
            710,000 Appalachian Power Co. notes 3.6s, 2008                                                  709,702
          5,760,000 Arizona Public Service Co. sr. notes 6 3/4s, 2006                                     6,392,442
            440,000 CMS Panhandle Holding Corp. sr. notes 6 1/2s, 2009                                      449,900
            320,000 CMS Panhandle Holding Corp. sr. notes 6 1/8s, 2004                                      326,400
          3,575,000 Constellation Energy Group, Inc. sr. notes 6 1/8s, 2009                               3,949,316
          5,200,000 Dominion Resources, Inc. unsub. notes 5.7s, 2012                                      5,546,174
          1,940,000 DTE Energy Co. sr. notes 6 3/8s, 2033                                                 1,999,231
            830,000 Duke Energy Corp. 144A 1st mtge. 3 3/4s, 2008                                           838,544
          1,360,000 Duke Energy Field Services, LLC notes 8 1/8s, 2030                                    1,665,116
          2,970,000 Duke Energy Field Services, LLC notes 7 7/8s, 2010                                    3,470,005
          2,035,000 Duke Energy Field Services, LLC notes 5 3/4s, 2006                                    2,146,406
          3,900,000 Exelon Corp. sr. notes 6 3/4s, 2011                                                   4,397,492
          2,490,000 Exelon Generation Co., LLC sr. notes 6.95s, 2011                                      2,791,297
          5,840,000 FirstEnergy Corp. notes Ser. A, 5 1/2s, 2006                                          6,171,146
            825,000 Florida Power & Light Co. 1st mtge. 5 5/8s, 2034                                        830,495
          1,555,000 KeySpan Corp. notes 7 5/8s, 2010                                                      1,878,031
          3,165,000 Kinder Morgan, Inc. sr. notes 6 1/2s, 2012                                            3,551,846
            250,000 Midland Funding II Corp. debs. Ser. B, 13 1/4s, 2006                                    281,875
          2,045,000 Mirant Americas Generation, Inc. sr. notes 8.3s, 2011                                 1,513,300
            980,000 National Fuel Gas Co. notes 5 1/4s, 2013                                                990,511
          6,100,000 National Rural Utilities Cooperative Finance Corp. coll. trust 6s, 2006               6,697,727
          4,490,000 National Rural Utilities Cooperative Finance Corp. coll. trust 3 7/8s, 2008           4,569,275
          2,225,000 National Rural Utilities Cooperative Finance Corp. coll. trust 3s, 2006               2,257,414
          9,455,000 Nisource Finance Corp. company guaranty 7 7/8s, 2010                                 11,437,307
                246 Northeast Utilities notes Ser. A, 8.58s, 2006                                               277
          2,635,000 Northern States Power Co. mtge. Ser. B, 8s, 2012                                      3,259,724
          4,210,000 Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012                                   4,709,049
          3,150,000 Oncor Electric Delivery Co. 144A sec. sr. notes 6 3/8s, 2015                          3,511,847
          3,725,000 Pepco Holdings, Inc. 144A notes 5 1/2s, 2007                                          3,970,399
          1,965,000 PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s, 2007                      2,286,321
            940,000 Progress Energy, Inc. sr. notes 6 3/4s, 2006                                          1,036,856
          2,210,000 Progress Energy, Inc. sr. notes 6.55s, 2004                                           2,294,610
          1,395,000 Progress Energy, Inc. sr. notes 6.05s, 2007                                           1,529,382
            880,000 PSEG Power, LLC company guaranty 8 5/8s, 2031                                         1,157,609
          2,190,000 PSEG Power, LLC company guaranty 6.95s, 2012                                          2,498,656
          8,330,000 PSI Energy, Inc. 1st mtge. Ser. EEE, 6.65s, 2006                                      8,931,622
          2,585,000 Public Service Electric & Gas Co. 1st mtge. FRN 6 3/8s, 2008                          2,888,885
          1,605,000 Public Services Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009                        1,808,867
          2,820,000 Sempra Energy notes 7.95s, 2010                                                       3,354,931
            445,000 Teco Energy, Inc. notes 7s, 2012                                                        431,650
          1,650,000 Texas Eastern Transmission LP sr. notes 7s, 2032                                      1,843,791
          2,080,000 Virginia Electric & Power Co. sr. notes 4 3/4s, 2013                                  2,107,007
            899,000 Western Resources, Inc. 1st mtge. 7 7/8s, 2007                                        1,000,138
          1,001,000 Western Resources, Inc. sr. notes 9 3/4s, 2007                                        1,071,070
            990,239 York Power Funding 144A notes 12s, 2007 (Cayman Islands)
                    (In default) (NON)                                                                      693,167
                                                                                                     --------------
                                                                                                        131,066,499
                                                                                                     --------------
                    Total Corporate Bonds and Notes (cost $1,053,895,230)                            $1,112,565,633

COLLATERALIZED MORTGAGE OBLIGATIONS (22.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                    Arc Net Interest Margin Trust
         $1,360,737 Ser. 02-5A, Class A, 7 3/4s, 2032                                                    $1,351,982
          1,451,573 Ser. 02-2, Class A, 7 3/4s, 2032                                                      1,449,155
                    Arc Net Interest Margin Trust 144A
          1,650,303 Ser. 02-1A, Class A, 7 3/4s, 2032                                                     1,650,021
            184,863 Ser. 01-6A, Class A, 7 1/4s, 2031                                                       184,201
                    Asset Securitization Corp.
          3,529,000 Ser. 97-MD7, Class A1B, 7.41s, 2030                                                   3,958,297
          6,723,701 Ser. 95-MD4, Class A1, 7.1s, 2029                                                     7,389,185
          1,565,000 Ser. 96-MD6, Class A1B, 6.88s, 2029                                                   1,605,687
          8,238,600 Ser. 97-D5, Class A1C, 6 3/4s, 2043                                                   9,325,683
          5,140,504 Banc of America Commercial Mortgage, Inc. Ser. 00-2, Class A1,
                    7.02s, 2032                                                                           5,722,923
        158,282,754 Bayview Financial Acquisition Trust Ser. 03-X, Class AIO1,
                    Interest Only (IO), 1.52s, 2006                                                       2,695,753
         19,936,000 Bear Stearns Asset Backed Securities, Inc. Ser. 03-AC1, Class A, IO,
                    5s, 2005                                                                              1,925,070
          2,900,000 Bear Stearns Commercial Mortgage Securitization Corp. FRN
                    Ser. 02-HOME, Class D, 3.05s, 2013                                                    2,892,750
          2,039,247 Chase Commercial Mortgage Securities Corp. Ser. 98-1, Class A1,
                    6.34s, 2030                                                                           2,147,263
          8,220,224 Chase Manhattan Bank-First Union National Ser. 99-1, Class A1,
                    7.134s, 2031                                                                          9,081,758
          7,083,000 Commercial Mortgage Acceptance Corp. Ser. 97-ML1, Class A3,
                    6.57s, 2007                                                                           7,810,114
                    Commercial Mortgage Asset Trust
         10,565,410 Ser. 99-C1, Class A3, 6.64s, 2010                                                    12,057,869
        134,098,143 Ser. 99-C1, Class X, IO, 1.16s, 2020                                                  7,516,201
          4,821,854 Commercial Mortgage Pass-Through Certificates Ser. 00-C1, Class A1,
                    7.206s, 2033                                                                          5,326,642
                    Countrywide Home Loan
          5,878,625 Ser. 98-A12, Class A14, 8s, 2028                                                      6,025,696
          3,380,925 Ser. 98-3, Class A5, 6 3/4s, 2028                                                     3,448,423
          4,712,495 Countrywide Mortgage Backed Securities, Inc. Ser. 93-C, Class A8,
                    6 1/2s, 2024                                                                          4,826,851
         13,599,500 Criimi Mae Commercial Mortgage Trust Ser. 98-C1, Class A2, 7s, 2011                  14,880,233
          7,975,000 Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1, Class B,
                    7s, 2011                                                                              8,295,907
                    CS First Boston Mortgage Securities Corp.
         33,755,000 Ser. 97-C2, Class A2, 6.52s, 2035                                                    35,984,518
         14,370,000 Ser. 98-C1, Class A1B, 6.48s, 2008                                                   16,219,807
          5,222,136 Ser. 01-CK3, Class A1, 5.26s, 2006                                                    5,451,216
          1,016,396 Ser. 01-CKN5, Class A1, 3.801s, 2006                                                  1,040,854
                    DLJ Commercial Mortgage Corp.
         16,446,285 Ser. 00-CKP1, Class A1A, 6.93s, 2009                                                 18,191,495
          1,830,193 Ser. 98-CG1, Class A1B, 6.41s, 2031                                                   2,063,829
        130,118,754 DLJ Commercial Mortgage Corp. 144A Ser. 00-CKP1, Class S, IO,
                    1.328s, 2010                                                                          7,695,223
                    Fannie Mae
          9,717,575 Ser. 02-36, Class SJ, 16.744s, 2029                                                  10,962,130
              2,024 Ser. 92-15, Class L, IO, 8s, 2022                                                        25,923
         17,660,358 Ser. 02-T19, Class A3, 7 1/2s, 2042                                                  19,458,678
          8,461,172 Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                   9,322,757
         20,054,943 Ser. 02-W4, Class A5, 7 1/2s, 2042                                                   22,097,099
          6,208,746 Ser. 02-14, Class A2, 7 1/2s, 2042                                                    6,840,970
         11,217,147 Ser. 01-T10, Class A2, 7 1/2s, 2041                                                  12,359,367
          6,731,303 Ser. 01-T12, Class A2, 7 1/2s, 2041                                                   7,416,738
          5,388,602 Ser. 01-T8, Class A1, 7 1/2s, 2041                                                    5,937,312
         17,084,478 Ser. 01-T7, Class A1, 7 1/2s, 2041                                                   18,824,157
            896,904 Ser. 01-T3, Class A1, 7 1/2s, 2040                                                      988,235
          2,636,232 Ser. 01-T1, Class A1, 7 1/2s, 2040                                                    2,904,674
          1,059,339 Ser. 99-T2, Class A1, 7 1/2s, 2039                                                    1,167,209
          8,777,024 Ser. 00-T6, Class A1, 7 1/2s, 2030                                                    9,670,771
         22,037,776 Ser. 01-T4, Class A1, 7 1/2s, 2028                                                   24,281,839
          3,309,683 Ser. 02-W3, Class A5, 7 1/2s, 2028                                                    3,646,702
          5,003,195 Ser. 02-T18, Class A3, 7s, 2042                                                       5,437,004
         48,306,042 Ser. 02-T16, Class A2, 7s, 2042                                                      52,494,482
          3,942,580 Ser. 02-27, Class SQ, IO, 6.68s, 2032                                                   142,919
         56,410,501 Ser. 03-W3, Class 2IO2, IO, 2.533s, 2042                                              1,888,381
        256,650,461 Ser. 03-T2, Class 2, IO, 2.065s, 2042                                                 9,410,484
         21,054,704 Ser. 02-36, Class QH, IO, 6.73s, 2029                                                 1,382,649
         11,830,654 Ser. 329, Class 2, IO, 5 1/2s, 2032                                                   2,458,558
         79,760,742 Ser. 03-22, IO, 6s, 2033                                                             13,310,074
         87,145,927 Ser. 03-W3, Class 2IO1, IO, 0.68s, 2042                                               1,943,218
        112,867,476 Ser. 03-18, Class X1, IO, 0.645s, 2042                                                2,433,705
        132,519,342 Ser. 01-T12, Class IO, 0.575s, 2041                                                   2,360,501
          1,417,056 Ser. 01-50, Class B1, IO, 0.491s, 2041                                                   21,920
        153,101,855 Ser. 03-W2, Class 1, IO, 0.47s, 2042                                                  2,275,603
         32,177,688 Ser. 02-T4, IO, 0.445s, 2041                                                            447,471
         97,436,668 Ser. 03-W3, Class 1, IO, 0.435s, 2042                                                 1,389,577
         99,454,059 Ser. 02-T1, IO, 0.424s, 2031                                                          1,336,414
            325,209 Ser. 02-W4, Principal Only (PO), zero %, 2042                                           253,663
          2,206,510 Ser. 01-T4, PO, zero %, 2041                                                          1,721,078
            741,282 Ser. 01-T7, PO, zero %, 2041                                                            578,200
            418,278 Ser. 01-T3, PO, zero %, 2040                                                            326,257
            155,133 Ser. 01-T1, PO, zero %, 2040                                                            121,003
            278,613 Ser. 02-T4, PO, zero %, 2031                                                            217,318
            729,672 Ser. 02-T1, PO, zero %, 2031                                                            569,144
            212,240 Ser. 02-T6, PO, zero %, 2031                                                            165,547
            103,561 Ser. 01-T12, PO, zero %, 2031                                                            80,778
            625,240 Ser. 00-T6, PO, zero %, 2030                                                            487,687
            259,488 Ser. 02-W7, PO, zero %, 2029                                                            202,401
            341,558 Ser. 02-W3, PO, zero %, 2028                                                            266,416
         21,595,000 FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2, 7.77s, 2027                     24,830,601
          7,223,907 First Union-Chase Commercial Mortgage Ser. 99-C2, Class A1,
                    6.363s, 2031                                                                          7,754,971
                    First Union-Lehman Brothers Commercial Mortgage Trust II
         11,815,000 Ser. 97-C1, Class A3, 7.38s, 2029                                                    13,417,114
          2,850,653 Ser. 97-C1, Class A2, 7.3s, 2029                                                      2,955,214
                    Freddie Mac
            691,000 Ser. T-39, Class S, IO, 3 1/2s, 2004                                                     19,920
            155,047 Ser. 2028, Class SG, IO, 13.568s, 2023                                                    4,458
          1,240,023 Ser. 2355, Class WI, IO, 6 1/2s, 2026                                                     9,161
         14,485,239 Ser. 2422, Class IB, IO, 6 1/2s, 2028                                                   294,231
         37,666,308 Ser. 2579, Class DI, IO, 5 1/2s, 2023                                                 6,599,851
         11,882,752 Ser. 2553, Class IJ, IO, 5 1/2s, 2020                                                 1,080,588
          1,279,171 G-Force FRB Ser. 01-1A, Class A, 1.929s, 2033                                         1,282,321
          6,727,365 GE Capital Mortgage Services, Inc. Ser. 98-11, Class 2A4, 6 3/4s, 2028                6,806,910
          9,726,681 General Growth Properties-Mall Properties Trust FRB Ser. 01-C1A,
                    Class D3, 3.56s, 2014                                                                 9,731,620
                    GMAC Commercial Mortgage Securities, Inc.
         11,894,000 Ser. 97-C2, Class A2, 6.55s, 2007                                                    12,624,886
            915,043 Ser. 01-C2, Class A1, 6 1/4s, 2034                                                    1,001,614
         12,409,176 Ser. 98-C2, Class X, IO, 0.80s, 2035                                                    385,848
         11,852,122 Ser. 99-C1, Class X, IO, 0.845s, 2033                                                   383,342
                    Government National Mortgage Association
          1,023,388 Ser. 99-31, Class MP, PO, zero %, 2029                                                  970,177
          5,981,492 Ser. 98-2, Class EA, PO, zero %, 2028                                                 5,502,081
          5,040,000 Granite Mortgages PLC FRN Ser. 01-1, Class 1C, 2.729s, 2041
                    (United Kingdom)                                                                      5,008,894
                    GS Mortgage Securities Corp. II
          3,972,735 Ser. 98-C1, Class A2, 6.62s, 2030                                                     4,465,447
          8,200,000 Ser. 01-LIB, Class A2, 6.615s, 2016                                                   8,981,001
          1,610,982 Ser. 98-GLII, Class A1, 6.312s, 2031                                                  1,731,400
            460,578 Headlands Mortgage Securities, Inc. Ser. 98-1, Class X2, IO, 6 1/2s, 2028                12,954
         22,675,000 Holmes Financing PLC FRB Ser. 1, Class 2C, 2.439s, 2040                              22,528,769
                    Housing Securities Inc.
            580,354 Ser. 93-F, Class F9M2, 7s, 2023                                                         581,986
            137,018 Ser. 94-1, Class AB1, 6 1/2s, 2009                                                      135,519
         17,062,203 JP Morgan Commercial Mortgage Finance Corp. Ser. 00-C9, Class A1,
                    7.59s, 2032                                                                          18,725,768
                    LB Commercial Conduit Mortgage Trust
            924,907 Ser. 99-C1, Class A1, 6.41s, 2007                                                     1,000,200
         16,749,000 Ser. 98-C1, Class A2, 6.4s, 2007                                                     17,890,707
         16,023,600 Ser. 98-C4, Class A1B, 6.21s, 2035                                                   17,896,358
          9,472,077 Ser. 98-C4, Class A1A, 5.87s, 2006                                                    9,969,361
                    LB-UBS Commercial Mortgage Trust
         16,590,182 Ser. 00-C3, Class A1, 7.95s, 2009                                                    18,806,465
         13,106,387 Ser. 00-C4, Class A1, 7.18s, 2009                                                    14,727,150
         17,300,000 Ser. 02-C7, Class A2, 3.899s, 2026                                                   17,672,604
         72,717,000 LB-UBS Commercial Mortgage Trust 144A Ser. 03-C1, Class XCP, IO,
                    1.658s, 2036                                                                          5,126,767
         11,208,726 Merit Securities Corp. FRB Ser. 11PA, Class 3A1, 1.94s, 2027                         10,895,670
                    Merrill Lynch Mortgage Investors, Inc.
          8,642,579 Ser. 96-C2, IO, 3.005s, 2028                                                            620,119
          9,826,021 Ser. 97-C1, Class A2, 7.03s, 2029                                                     9,965,199
            569,000 Ser. 96-C2, Class A3, 6.96s, 2028                                                       622,877
          1,025,852 Ser. 98-C2, Class A1, 6.22s, 2030                                                     1,055,666
         41,995,000 Merrill Lynch Mortgage Trust 144A Ser. 02-MW1, Class XP, IO, 1.915s,
                    2034                                                                                  3,105,333
                    Morgan Stanley Capital I
          2,599,099 Ser. 99-CAM1, Class A2, 6.76s, 2008                                                   2,859,206
          7,565,104 Ser. 98-CF1, Class A1, 6.33s, 2007                                                    8,011,918
                    Morgan Stanley Dean Witter Capital I
          2,801,742 Ser. 00-LIF2, Class A1, 6.96s, 2008                                                   3,144,042
         91,682,000 Ser. 03-TOP9, Class X2, IO, 1.679s, 2036                                              7,951,899
                    Morgan Stanley Dean Witter Capital I 144A
          1,371,729 FRB Ser. 01-XLF, Class D, 3.02s, 2013                                                 1,371,729
          1,075,889 FRB Ser. 01-XLF, Class E, 2.97s, 2013                                                 1,075,889
        150,558,000 Prudential Commercial Mortgage Trust 144A Ser. 03-PWR1, Class X2,
                    IO, 1.732s, 2036                                                                     12,868,004
            361,745 Prudential Home Mortgage Securities Ser. 92-25, Class B3, 8s, 2022                      361,977
                    Prudential Home Mortgage Securities 144A
            210,747 Ser. 94-31, Class B3, 8s, 2009                                                          210,616
            134,992 Ser. 94-31, Class B4, 8s, 2009                                                          134,381
         20,668,766 Prudential Securities Secured Financing Corp. Ser. 99-C2, Class A1,
                    6.955s, 2013                                                                         22,642,882
            268,000 Residential Asset Mortgage Products, Inc. Ser. 02-SL1, Class AI3, 7s, 2032              276,417
          7,268,611 Residential Funding Mortgage Ser. 98-S13, Class A21, 6 3/4s, 2028                     7,368,627
         24,654,491 Salomon Brothers Mortgage Securities VII 144A Ser. 00-C2, Class X,
                    IO, 1.098s, 2033                                                                      1,136,418
            974,629 Sasco Arc Net Interest Margin Notes Ser. 02-BC10, Class A, 7 3/4s, 2033                 965,770
          2,041,000 Starwood Asset Receivables Trust FRN Ser. 02-1A, Class F, 2.655s, 2020                1,998,187
                    Structured Asset Securities Corp.
            721,000 FRN Ser. 03-AM1, Class B1, 4.81s, 2033                                                  652,505
          2,715,000 FRN Ser. 02-HF2, Class M3, 3.32s, 2032                                                2,309,023
         11,026,000 Ser. 02-HF2, Class A, IO, 6s, 2004                                                      700,647
         16,662,953 Structured Asset Security Corp. Ser. 98-RF3, Class A, IO, 6.1s, 2028                  2,825,704
          2,956,706 TIAA Commercial Real Estate Securitization Ser. 01-C1A, Class A1,
                    5.77s, 2016                                                                           3,135,956
         20,576,847 TIAA Retail Commercial Mortgage Trust Ser. 99-1, Class A, 7.17s, 2032                22,664,163
                                                                                                      -------------
                    Total Collateralized Mortgage Obligations (cost $847,619,793)                      $859,688,701

ASSET-BACKED SECURITIES (8.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
         $4,705,000 Advanta Mortgage Loan Trust Ser. 00-1, Class A4, 8.61s, 2028                         $5,239,459
         17,874,527 AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 1.746s, 2029                         17,874,527
                    Ameriquest Mortgage Securities, Inc.
            725,000 Ser. 02-1, Class S, IO, 4 1/2s, 2004                                                     30,189
         22,407,000 Ser. 03-6, Class S, IO, 5s, 2005                                                      1,608,822
          2,309,000 FRN Ser. 02-4, Class M4, 5.07s, 2033                                                  1,957,092
          1,684,000 FRN Ser. 02-C, Class M2, 3.67s, 2032                                                  1,378,859
                    Amortizing Residential Collateral Trust
         43,777,636 Ser. 01-BC6, Class A, IO, 6s, 2004                                                    1,864,242
         22,540,000 Ser. 02-BC1, Class A, IO, 6s, 2005                                                    1,255,519
          3,223,000 FRN Ser. 02-BC1, Class M2, 2.42s, 2032                                                3,117,119
         55,860,329 Ser. 02-BC3, Class A, IO, 6s, 2005                                                    3,088,376
          2,746,898 Ser. 02-BC3N, Class B2, 7s, 2032                                                      2,720,885
         56,959,893 Ser. 02-BC5, Class A, IO, 6s, 2004                                                    2,794,173
         45,369,655 Ser. 02-BC6, Class A, IO, 6s, 2004                                                    2,445,381
          2,945,000 FRN Ser. 02-BC6, Class M2, 2.52s, 2032                                                2,844,111
         61,068,334 Ser. 02-BC7, Class AIO, IO, 6s, 2004                                                  3,586,481
          1,170,000 FRN Ser. 02-BC5, Class B, 3.57s, 2032                                                   997,013
          2,308,000 FRN Ser. 02-BC7, Class B3, 3.32s, 2032                                                1,956,030
          1,534,515 AQ Finance NIM Trust Ser. 02-1, Class Note, 9 1/2s, 2032                              1,530,199
            382,138 Arc Net Interest Margin Trust 144A Ser. 02-8A, Class A1, 7 3/4s, 2032                   378,989
                    Asset Backed Funding Certificates
          2,020,207 Ser. 02-NC1, Class N1, 8.84s, 2032                                                    2,010,106
          4,414,000 FRN Ser. 02-OPT1, Class M3, 2.72s, 2032                                               4,420,180
            994,521 Asset Backed Funding Corp. NIM Trust Ser. 02-WF1, 9.32s, 2032                           989,548
          2,336,000 Asset Backed Funding Corp. NIM Trust 144A Ser. 03-WF1, Class N1,
                    8.35s, 2032                                                                           2,335,935
                    Asset Backed Securities Corp. Home Equity Loan Trust
         51,925,000 Ser. 02-HE1, Class A, IO, 5.05s, 2032                                                 2,344,881
          5,820,000 FRN Ser. 02-HE2, Class M2, 2.44s, 2032                                                5,661,769
         47,418,000 Ser. 03-HE1, Class A, IO, 5s, 2033                                                    3,610,786
          2,187,000 FRN Ser. 03-HE1, Class M4, 5.81s, 2033                                                1,950,437
          9,126,000 Bank One Issuance Trust FRN Ser. 02-C1, Class C1, 2.27s, 2009                         9,077,162
                    Bayview Financial Acquisition Trust
          4,351,588 FRN Ser. 01-DA, Class M3, 2.72s, 2031                                                 4,296,003
          4,988,000 Ser. 02-CA, Class A, IO, 7 1/4s, 2004                                                   330,455
        225,588,635 Bayview Financial Acquisition Trust 144A Ser. 02-XA, Class AIO1, IO,
                    1.322s, 2005                                                                          2,784,610
          7,030,772 Bear Stearns Asset Backed Securities, Inc. FRN Ser. 03-1, Class A1,
                    1.82s, 2042                                                                           7,030,772
          6,299,000 Capital One Multi-Asset Execution Trust FRN Ser. 03-A1, Class A1,
                    1.69s, 2009                                                                           6,299,000
                    CDC Mortgage Capital Trust
          1,236,997 FRN Ser. 02-HE3, Class B2, 5.32s, 2033                                                1,063,817
          1,838,000 FRN Ser. 03-HE1, Class B2, 5.07s, 2033                                                1,527,194
          2,750,000 Chase Credit Card Master Trust FRN Ser. 00-1, Class C, 2.04s, 2007                    2,736,250
                    Chase Funding Net Interest Margin
            827,788 Ser. 02-1, Class Note, 8 1/2s, 2035                                                     823,980
          1,785,677 Ser. 02-2, 8 1/2s, 2035                                                               1,778,892
            400,407 Ser. 02-C1, Class Note, 8 1/2s, 2035                                                    398,445
          1,427,386 Chase Funding Net Interest Margin 144A Ser. 02-3, Class Note, 8 1/2s,
                    2035                                                                                  1,423,247
                    Conseco Finance Securitizations Corp.
          8,500,000 Ser. 00-2, Class A5, 8.85s, 2029                                                      9,319,400
         17,270,000 Ser. 00-4, Class A6, 8.31s, 2032                                                     16,052,016
         10,707,000 Ser. 01-04, Class A4, 7.36s, 2019                                                    10,141,447
          6,800,000 Ser. 01-3, Class A4, 6.91s, 2033                                                      6,252,614
          4,730,000 Ser. 01-4, Class B1, 9.4s, 2010                                                       1,655,500
         16,145,888 Ser. 02-1, Class A, 6.681s, 2032                                                     16,065,046
          5,593,000 Ser. 02-1, Class M2, 9.546s, 2032                                                     3,355,800
         14,182,073 Ser. 02-2, Class A, IO, 8 1/2s, 2010                                                  4,558,487
         43,750,021 Conseco Recreational Enthusiast Consumer Trust Ser. 01-A, Class AP,
                    IO, 5s, 2025                                                                          2,366,001
          3,653,000 Consumer Credit Reference IDX Securities FRB Ser. 02-1A, Class A,
                    3.29s, 2007                                                                           3,582,223
                    CS First Boston Mortgage Securities Corp.
          5,390,000 FRN Ser. 02-1, Class M2, 2.72s, 2032                                                  5,014,209
          3,048,000 FRN Ser. 02-2, Class M2, 2.67s, 2032                                                  2,989,695
          1,001,000 FRN Ser. 03-3, Class B3, 5.82s, 2033                                                    893,693
         22,170,000 Federal Home Loan Mortgage Corp. Structured Pass-Through
                    Securities Ser. T-40, Class S, IO, 4 1/2s, 2004                                         928,923
         18,751,890 First Franklin Mortgage Loan Asset Backed Certificates Ser. 02-FF3,
                    Class A, IO, 6s, 2004                                                                   864,718
          2,676,635 First Franklin NIM Trust Ser. 02-FF3, Class Note, 7 3/4s, 2032                        2,648,196
          3,007,954 First Plus 144A Ser. 98-A, Class A, 8 1/2s, 2023                                      1,985,250
          3,813,050 First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023                           3,810,677
          1,000,000 GMAC Mortgage Corp. Ser. 02-HE2, Class A, IO, 7 1/2s, 2027                               96,250
         19,225,000 Green Tree Financial Corp. Ser. 99-5, Class A5, 7.86s, 2031                          17,352,197
                    GSAMP Trust
          1,486,827 Ser. 02-HE2N, Class Note, 8 1/4s, 2032                                                1,480,322
          2,060,197 Ser. 02-WMC, Class Note, 8s, 2032                                                     2,050,864
          3,071,266 Home Equity Asset Trust Ser. 02-1N, Class A, 8s, 2032                                 2,994,484
         57,461,464 Lehman Manufactured Housing Ser. 98-1, Class 1, IO, 0.811s, 2028                      1,015,115
          6,071,000 LNR CDO, Ltd. Ser. 02-1A, Class FFL, 4.589s, 2037                                     5,517,457
                    Madison Avenue Manufactured Housing Contract
          5,098,734 FRN Ser. 02-A, Class B1, 4.57s, 2032                                                  3,314,177
        335,386,348 Ser. 02-A, IO, 0.3s, 2032                                                             3,982,713
          6,444,463 Marriot Vacation Club Owner Trust 144A FRB Ser. 02-1A, Class A1,
                    2.029s, 2010                                                                          6,444,463
          2,630,044 Mid-State Trust Ser. 10, Class B, 7.54s, 2036                                         2,408,068
                    Morgan Stanley Dean Witter Capital I
          1,895,000 FRN Ser. 01-NC3, Class B1, 3.77s, 2031                                                1,746,695
          7,616,000 FRN Ser. 01-NC4, Class B1, 3.82s, 2032                                                6,791,993
          2,425,000 FRN Ser. 02-AM2, Class B1, 3.57s, 2032                                                2,091,843
          3,412,000 FRN Ser. 02-NC3, Class M2, 2.62s, 2032                                                3,246,859
          8,365,000 FRN Ser. 02-HE1, Class B1, 3.12s, 2032                                                7,744,830
          2,250,000 FRN Ser. 02-AM3, Class B2, 5.07s, 2033                                                1,956,517
          1,593,234 Morgan Stanley Dean Witter Capital I 144A Ser. 01-NC4N,
                    Class Note, 8 1/2s, 2032                                                              1,593,234
          1,124,919 NC Finance Trust Ser. 02-1, 9 1/4s, 2032                                              1,119,294
          2,222,000 Option One Mortgage Loan Trust FRN Ser. 03-3, Class M6, 4.829s,
                    2033                                                                                  1,931,807
          2,373,099 Option One Mortgage Securities Corp. Ser. 02-2A, Class CFTS, 8.83s,
                    2032                                                                                  2,367,166
          1,632,172 Option One Mortgage Securities Corp. 144A Ser. 02-1, Class CTFS,
                    6 3/4s, 2032                                                                          1,625,278
                    Pass-Through Amortizing Credit Card Trust
          2,306,023 Ser. 02-1A, Class A3FL, 4.32s, 2012                                                   2,297,375
          4,597,722 Ser. 02-1A, Class A4FL, 6.78s, 2012                                                   4,580,481
         21,265,417 Residential Asset Securities Corp. Ser. 02-KS6, Class AIO, IO, 4 1/2s, 2005             847,895
         67,865,000 Residential Funding Mortgage Securities, Inc. Ser. 03-HS1, Class AI, IO,
                    5 1/2s, 2033                                                                          4,207,630
          3,146,156 Sasco Arc Net Interest Margin Notes 144A Ser. 03-BC2A, Class A,
                    7 3/4s, 2033                                                                          3,137,013
                    Structured Asset Investment Loan Trust
         94,859,000 Ser. 03-BC2, Class A, IO, 6s, 2005                                                    7,183,747
            845,000 Ser. 03-BC2, Class B, 7s, 2033                                                          806,182
         49,529,000 Ser. 03-BC3, Class A, IO, 6s, 2004                                                    3,394,767
                    Structured Asset Securities Corp.
         42,357,228 Ser. 02-BC1, Class A, IO, 6s, 2004                                                    2,394,227
         57,380,277 Ser. 02-BC10, Class A, IO, 6s, 2004                                                   3,222,276
         94,496,102 Ser. 02-BC8, Class A, IO, 6s, 2004                                                    6,004,751
         34,387,404 Ser. 02-BC9, Class A, IO, 6s, 2004                                                    1,943,735
          1,767,213 Xerox Equipment Lease Owner Trust FRB Ser. 01-1, Class A, 3.31s, 2008                 1,767,766
                                                                                                      -------------
                    Total Asset-Backed Securities (cost $355,372,445)                                  $332,704,301

COMMON STOCKS (--%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
          4,455,936 Contifinancial Corp. Liquidating Trust Units                                            $89,119
              3,544 Fitzgeralds Gaming Corp. (NON)                                                               35
                136 Genesis Health Ventures, Inc. (NON)                                                       2,035
              7,984 Jasper Energy 144A (NON)                                                                    499
              1,372 Mariner Health Care, Inc. (NON)                                                          10,290
                441 PSF Group Holdings, Inc. 144A Class A (NON)                                             770,893
              1,633 York Research Corp. 144A (NON)                                                              102
                                                                                                      -------------
                    Total Common Stocks (cost $6,603,111)                                                  $872,973

SHORT-TERM INVESTMENTS (18.6%) (a) (cost $715,380,561)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
       $715,380,561 Short-term investments held in Putnam commingled cash account with yields ranging from 1.18% to 2.625% and due
                    dates ranging from May 1, 2003 to June 16, 2003 (d)                                $715,380,561
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $4,864,108,803)                                          $4,929,738,620
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,838,977,056.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April
      30, 2003.

  (R) Real Estate Investment Trust.

  (d) See Note 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at April 30, 2003, which are subject to change based on the terms of the security.

------------------------------------------------------------------------------
Futures Contracts Outstanding at April 30, 2003 (Unaudited)
                                                                   Unrealized
                          Market     Aggregate Face   Expiration  Appreciation/
                          Value           Value          Date    (Depreciation)
------------------------------------------------------------------------------
U.S. Treasury Bond
(Long)                 $14,710,031     $14,783,142      Jun-03        $(73,111)
U.S. Treasury Note
5 yr (Long)             65,178,750      64,920,134      Jun-03         258,616
U.S. Treasury Note
10 yr (Short)          260,067,485     257,364,296      Jun-03      (2,703,189)
------------------------------------------------------------------------------
                                                                   $(2,517,684)
------------------------------------------------------------------------------
Credit Default Contracts at April 30, 2003 (Unaudited)
(premiums received $7,029,960)
                                                     Notional          Market
                                                      Amount           Value
------------------------------------------------------------------------------
Agreement with
JPMorgan Chase
Bank effective
May 16, 2002,
maturing on May
15, 2007, to
receive a premium
equal to 12.53%
times the
notional amount.
For each credit
default event
related to one of
the issues within
the HYDI BB
7.55%, 5/15/07
Bond Index, the
fund makes a
payment of the
proportional
notional amount
times the
difference
between the par
value and the
then-market value
of the defaulted
issue.                                            $41,000,000       $6,970,000
------------------------------------------------------------------------------
TBA Sales Commitments at April 30, 2003 (Unaudited)
(proceeds receivable $421,501,893)
                                         Principal   Settlement
Agency                                    Amount        Date           Value
------------------------------------------------------------------------------
FHLMC, 6s, March
1, 2033                                 $7,000,000     3/13/03      $7,258,020
FNMA, 7s, May 1,
2033                                    14,751,000     5/14/03      15,585,346
FNMA, 6s, May 1,
2033                                     1,096,000     5/14/03       1,140,525
FNMA, 4 1/2s, May
1, 2018                                372,929,000     5/19/03     377,357,532
GNMA, 5 1/2s,
April 1, 2033                           20,000,000     4/23/03      20,704,360
------------------------------------------------------------------------------
                                                                  $422,045,783
------------------------------------------------------------------------------


------------------------------------------------------------------------------
Swap Contracts Outstanding at April 30, 2003 (Unaudited)
                                                                  Unrealized
                                          Notional  Termination  Appreciation/
                                           Amount      Date      (Depreciation)
------------------------------------------------------------------------------
Agreement with
Lehman Brothers
Special
Financing, Inc.
dated July 31,
2002 to receive
semi-annually the
notional amount
multiplied by
5.7756% and pay
quarterly the
notional amount
multiplied by the
three month
USD-LIBOR-BBA.                         $54,861,045  08/02/22        $6,084,090

Agreement with
Lehman Brothers
Special
Financing, Inc.
dated July 31,
2002 to pay
semi-annually the
notional amount
multiplied by
5.152% and
receive quarterly
the notional
amount multiplied
by the three
month
USD-LIBOR-BBA.                          53,317,584  08/02/12        (4,462,682)

Agreement with
Morgan Stanley
Capital Services,
Inc. dated
October 31, 2002
to pay monthly
the notional
amount multiplied
by the one month
USD LIBOR-BBA
minus a specified
spread and
receive (pay)
monthly the
notional amount
multiplied by the
return of the
Lehman Brothers
CMBS Investment
Grade Index.                            19,511,226  11/01/03           105,946

Agreement with
Morgan Stanley
Capital Services,
Inc. dated
September 28,
2000 to pay
semi-annually the
notional amount
multiplied by
6.94% and receive
quarterly the
notional amount
multiplied by the
three month
USD-LIBOR-BBA.                          28,000,000    10/02/10      (5,871,320)

Agreement with
Goldman Sachs
Capital Markets,
L.P. dated August
8, 2002 to pay
quarterly the
notional amount
multiplied by the
three month
USD-LIBOR-BBA and
receive
semi-annually the
notional amount
multiplied by
5.601%.                                 54,861,045    08/12/22       4,816,800

Agreement with
Goldman Sachs
Capital Markets,
L.P. dated August
8, 2002 to
receive quarterly
the notional
amount multiplied
by the three
month
USD-LIBOR-BBA and
pay semi-annually
the notional
amount multiplied
by 5.689%.                              61,565,504    08/12/32      (6,390,499)

Agreement with
Deutsche Bank AG
dated July 31,
2002 to pay
quarterly the
notional amount
multiplied by the
three month
LIBOR-BBA and
receive
semi-annually the
notional amount
multiplied by
5.7756%.                                54,861,045    08/02/22       6,111,520

Agreement with
Deutsche Bank AG
dated July 31,
2002 to receive
semi-annually the
notional amount
multiplied by the
three month
LIBOR-BBA and pay
quarterly the
notional amount
multiplied by
5.86%.                                  61,565,504    08/02/32      (8,028,142)

Agreement with
Merrill Lynch
Capital Services,
Inc. dated August
8, 2002 to
receive quarterly
the notional
amount multiplied
by the three
month LIBOR-BBA
and pay
semi-annually the
notional amount
multiplied by
4.94%.                                  53,317,584    08/13/12      (3,512,541)

Agreement with
Merrill Lynch
Capital Services,
Inc. dated August
8, 2002 to
receive quarterly
the notional
amount multiplied
by the three
month LIBOR-BBA
and pay
semi-annually the
notional amount
multiplied by
5.601%.                                 54,861,045    08/12/22       4,805,931

Agreement with
Lehman Brothers
Special Financing
dated February
27, 2003 to
receive (pay)
monthly the
notional amount
multiplied by the
return of the
Lehman Brothers
CMBS Investment
Grade Index
adjusted by a
specified spread
and pay monthly
the notional
amount multiplied
by one month USD
LIBOR-BBA
adjusted by a
specified spread.                       13,018,110    09/01/03          74,416
------------------------------------------------------------------------------
                                                                   $(6,266,481)
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost
$4,864,108,803) (Note 1)                                                     $4,929,738,620
-------------------------------------------------------------------------------------------
Cash                                                                              7,072,729
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        43,145,158
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            7,192,556
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                  865,319,075
-------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                      21,998,703
-------------------------------------------------------------------------------------------
Total assets                                                                  5,874,466,841

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                             1,289,991
-------------------------------------------------------------------------------------------
Payable for securities purchased                                              1,529,191,683
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       40,861,676
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      4,751,312
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          471,102
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       140,257
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          3,984
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,339,733
-------------------------------------------------------------------------------------------
Credit default contracts outstanding, at value (premiums
received $7,029,960) (Note 1)                                                     6,970,000
-------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                         28,265,184
-------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable
$421,501,893) (Note 1)                                                          422,045,783
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              159,080
-------------------------------------------------------------------------------------------
Total liabilities                                                             2,035,489,785
-------------------------------------------------------------------------------------------
Net assets                                                                   $3,838,977,056

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $3,968,444,466
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (6,322,462)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                 (179,506,670)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       56,361,722
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                  $3,838,977,056

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,393,751,566 divided by 206,543,667 shares)                                        $6.75
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $6.75)*                                $7.09
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($590,298,788 divided by 88,033,113 shares)**                                         $6.71
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($45,064,546 divided by 6,701,616 shares)**                                           $6.72
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,245,403,727 divided by 186,208,824 shares)                                        $6.69
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $6.69)*                                $6.91
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class R share
($1,026 divided by 152 shares)                                                        $6.75
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($564,457,403 divided by 83,217,603 shares)                                           $6.78
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended April 30, 2003 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                        $94,420,792
-------------------------------------------------------------------------------------------
Dividends                                                                               298
-------------------------------------------------------------------------------------------
Total investment income                                                          94,421,090

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  9,687,556
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    2,919,595
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    50,346
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     24,154
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,693,933
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             2,882,701
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               219,894
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                             3,542,117
-------------------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                                     1
-------------------------------------------------------------------------------------------
Other                                                                               767,047
-------------------------------------------------------------------------------------------
Total expenses                                                                   21,787,344
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (63,342)
-------------------------------------------------------------------------------------------
Net expenses                                                                     21,724,002
-------------------------------------------------------------------------------------------
Net investment income                                                            72,697,088
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                 58,145,909
-------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                        343,752
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                    (156,556)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                        (622,874)
-------------------------------------------------------------------------------------------
Net realized loss on credit default contracts (Notes 1 and 3)                      (417,300)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in foreign
currencies during the period                                                         63,131
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts, swap contracts, credit default contracts and TBA sales commitments during the period  38,916,490
-------------------------------------------------------------------------------------------
Net gain on investments                                                          96,272,552
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $168,969,640
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended            Year ended
                                                                         April 30            October 31
                                                                             2003*                 2002
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                 $72,697,088          $159,260,768
-------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                           57,292,931            40,478,219
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                       38,979,621           (59,523,711)
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  168,969,640           140,215,276
-------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (28,266,858)          (66,143,094)
-------------------------------------------------------------------------------------------------------
   Class B                                                             (9,951,123)          (23,022,355)
-------------------------------------------------------------------------------------------------------
   Class C                                                               (770,000)           (1,494,196)
-------------------------------------------------------------------------------------------------------
   Class M                                                            (28,732,125)          (65,789,694)
-------------------------------------------------------------------------------------------------------
   Class R                                                                     (9)                   --
-------------------------------------------------------------------------------------------------------
   Class Y                                                            (11,516,294)          (20,899,773)
-------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)         (180,196,814)          946,878,694
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (90,463,583)          909,744,858

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                 3,929,440,639         3,019,695,781
-------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net investment income and undistributed net investment income of $6,322,462
and $216,859, respectively)                                        $3,838,977,056        $3,929,440,639
-------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            April 30
operating performance               (Unaudited)                       Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.59        $6.69        $6.29        $6.44        $6.87        $7.14
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .13          .32          .38          .43          .40          .48
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .17         (.07)         .43         (.16)        (.40)        (.28)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .30          .25          .81          .27           --          .20
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.14)        (.35)        (.41)        (.42)        (.42)        (.40)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --           --           --         (.04)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --           -- (d)       --         (.01)        (.03)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.14)        (.35)        (.41)        (.42)        (.43)        (.47)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.75        $6.59        $6.69        $6.29        $6.44        $6.87
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  4.57*        3.93        13.39         4.39         (.09)        2.78
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,393,752   $1,339,061   $1,251,190     $946,755   $1,160,121   $1,426,583
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .47*         .92          .95          .95          .96         1.02
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.92*        4.84         5.93         6.86         5.95         6.69
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                112.96* (e)  268.10 (e)   233.83 (e)   207.35       209.02       257.12
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            April 30
operating performance               (Unaudited)                       Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.55        $6.65        $6.25        $6.41        $6.83        $7.11
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .10          .27          .33          .38          .35          .42
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .17         (.07)         .44         (.17)        (.39)        (.28)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .27          .20          .77          .21         (.04)         .14
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.11)        (.30)        (.37)        (.37)        (.37)        (.36)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --           --           --         (.04)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --           -- (d)       --         (.01)        (.02)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.11)        (.30)        (.37)        (.37)        (.38)        (.42)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.71        $6.55        $6.65        $6.25        $6.41        $6.83
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  4.21*        3.19        12.63         3.46         (.69)        1.92
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $590,299     $555,668     $474,783     $373,336     $458,766     $494,703
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .84*        1.67         1.70         1.70         1.71         1.77
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.54*        4.07         5.19         6.11         5.20         5.92
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                112.96* (e)  268.10 (e)   233.83 (e)   207.35       209.02       257.12
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
-----------------------------------------------------------------------------------------------------
                                     Six months
                                       ended                                           For the period
Per-share                             April 30                                         July 26, 1999+
operating performance               (Unaudited)          Year ended October 31          to October 31
-----------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.57        $6.67        $6.27        $6.43        $6.54
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment income (a)                .10          .26          .32          .39          .10
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .17         (.06)         .45         (.17)        (.11)
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .27          .20          .77          .22         (.01)
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.12)        (.30)        (.37)        (.38)        (.10)
-----------------------------------------------------------------------------------------------------
From return of capital                    --           --           -- (d)       --           -- (d)
-----------------------------------------------------------------------------------------------------
Total distributions                     (.12)        (.30)        (.37)        (.38)        (.10)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.72        $6.57        $6.67        $6.27        $6.43
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  4.07*        3.18        12.61         3.53         (.13)*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $45,065      $39,017      $34,545      $10,363       $1,869
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .84*        1.67         1.70         1.70          .46*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.54*        4.04         5.03         6.17         1.36*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                112.96* (e)  268.10 (e)   233.83 (e)   207.35       209.02
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             April 30
operating performance               (Unaudited)                       Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.54        $6.64        $6.25        $6.41        $6.84        $7.11
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .12          .30          .37          .42          .38          .47
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .16         (.06)         .42         (.17)        (.40)        (.28)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .28          .24          .79          .25         (.02)         .19
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.13)        (.34)        (.40)        (.41)        (.40)        (.39)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --           --           --         (.04)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --           -- (d)       --         (.01)        (.03)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.13)        (.34)        (.40)        (.41)        (.41)        (.46)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.69        $6.54        $6.64        $6.25        $6.41        $6.84
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  4.36*        3.77        13.10         4.05         (.26)        2.58
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,245,404   $1,465,393   $1,024,351   $1,066,539   $1,623,061   $1,188,620
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .59*        1.17         1.20         1.20         1.21         1.27
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.81*        4.56         5.74         6.61         5.68         6.53
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                112.96* (e)  268.10 (e)   233.83 (e)   207.35       209.02       257.12
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS R
-------------------------------------------------
                                  For the period
                                January 21, 2003+
Per-share                            to April 30
operating performance               (Unaudited)
-------------------------------------------------
                                        2003
-------------------------------------------------
Net asset value,
beginning of period                    $6.65
-------------------------------------------------
Investment operations:
-------------------------------------------------
Net investment income (a)                .07
-------------------------------------------------
Net realized and unrealized
gain on investments                      .09
-------------------------------------------------
Total from
investment operations                    .16
-------------------------------------------------
Less distributions:
-------------------------------------------------
From net
investment income                       (.06)
-------------------------------------------------
Total distributions                     (.06)
-------------------------------------------------
Net asset value,
end of period                          $6.75
-------------------------------------------------
Total return at
net asset value (%)(b)                  2.42*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                            $1
-------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               0.33*
-------------------------------------------------
Ratio of net investment income
to average net assets (%)               0.99*
-------------------------------------------------
Portfolio turnover (%)                112.96* (d)
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            April 30
operating performance               (Unaudited)                       Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.63        $6.72        $6.31        $6.46        $6.88        $7.15
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .14          .33          .39          .45          .41          .50
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .16         (.06)         .45         (.17)        (.39)        (.28)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .30          .27          .84          .28          .02          .22
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.15)        (.36)        (.43)        (.43)        (.43)        (.42)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --           --           --         (.04)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --           -- (d)       --         (.01)        (.03)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.15)        (.36)        (.43)        (.43)        (.44)        (.49)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.78        $6.63        $6.72        $6.31        $6.46        $6.88
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  4.50*        4.26        13.73         4.58          .27         3.02
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $564,457     $530,302     $234,826     $194,267     $255,873     $246,405
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .34*         .67          .70          .70          .71          .77
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.04*        5.03         6.23         7.11         6.19         6.92
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                112.96* (e)  268.10 (e)   233.83 (e)   207.35       209.02       257.12
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

Note 1
Significant accounting policies

Putnam Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with what Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, believes to be prudent risk. The fund invests in a portfolio of debt securities, both government and corporate obligations, and may invest in preferred stocks and common stocks.

The fund offers class A, class B, class C, class M, class R and class Y shares. The fund began offering class R shares on January 21, 2003. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class R shares are sold without a front-end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B and class C shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), certain college savings plans, bank trust departments and trust companies.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on its principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at market value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the foreign investments are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end are listed after The fund's portfolio.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange-traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures contracts outstanding at period end are listed after The fund's portfolio.

H) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for an interest payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Total return swap contracts outstanding at period end are listed after The fund's portfolio.

I) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are recognized as part of interest income. A portion of the payments received or made upon early termination are recognized as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Interest rate swap contracts outstanding at period end are listed after The fund's portfolio.

J) Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment as a result of a credit event related to a specified security or index. The upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Credit default contracts outstanding at period end are listed after The fund's portfolio.

K) TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

L) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end are listed after The fund's portfolio.

M) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and that borrowings not exceed prospectus limitations. For the six months ended April 30, 2003, the fund had no borrowings against the line of credit.

N) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 2002, the fund had a capital loss carryover of approximately $235,115,000 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
  $101,310,000    October 31, 2007
   124,225,000    October 31, 2008
     9,580,000    October 31, 2009

The aggregate identified cost on a tax basis is $4,866,750,394, resulting in gross unrealized appreciation and depreciation of $108,042,764 and $45,054,538, respectively, or net unrealized appreciation of $62,988,226.

O) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services
and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended April 30, 2003, the fund's expenses were reduced by $63,342 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $3,540 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.50% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended April 30, 2003, Putnam Retail Management, acting as underwriter received net commissions of $177,028 and $371,806 from the sale of class A and class M shares, respectively, and received $563,046 and $8,252 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended April 30, 2003, Putnam Retail Management, acting as underwriter received $2,180 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended April 30, 2003, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $2,861,438,326 and $3,029,009,950, respectively. Purchases and sales of U.S. government obligations aggregated $1,056,028,837 and $1,300,191,228, respectively.

Note 4
Capital shares

At April 30, 2003, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended April 30, 2003
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 37,640,602        $251,064,606
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             3,683,433          24,468,391
---------------------------------------------------------------------------
                                            41,324,035         275,532,997

Shares repurchased                         (37,831,534)       (252,115,723)
---------------------------------------------------------------------------
Net increase                                 3,492,501         $23,417,274
---------------------------------------------------------------------------

                                               Year ended October 31, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 91,844,500        $601,890,096
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             8,591,343          55,989,302
---------------------------------------------------------------------------
                                           100,435,843         657,879,398

Shares repurchased                         (84,346,346)       (551,541,071)
---------------------------------------------------------------------------
Net increase                                16,089,497        $106,338,327
---------------------------------------------------------------------------

                                           Six months ended April 30, 2003
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 23,624,139        $156,649,068
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             1,267,272           8,367,551
---------------------------------------------------------------------------
                                            24,891,411         165,016,619

Shares repurchased                         (21,646,371)       (143,474,971)
---------------------------------------------------------------------------
Net increase                                 3,245,040         $21,541,648
---------------------------------------------------------------------------

                                               Year ended October 31, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 51,941,920        $339,142,797
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             2,891,498          18,740,150
---------------------------------------------------------------------------
                                            54,833,418         357,882,947

Shares repurchased                         (41,412,667)       (269,824,805)
---------------------------------------------------------------------------
Net increase                                13,420,751         $88,058,142
---------------------------------------------------------------------------

                                           Six months ended April 30, 2003
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,327,681         $22,125,144
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                93,695             620,573
---------------------------------------------------------------------------
                                             3,421,376          22,745,717

Shares repurchased                          (2,654,569)        (17,663,591)
---------------------------------------------------------------------------
Net increase                                   766,807          $5,082,126
---------------------------------------------------------------------------

                                               Year ended October 31, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,110,137         $33,498,794
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               185,061           1,203,616
---------------------------------------------------------------------------
                                             5,295,198          34,702,410

Shares repurchased                          (4,537,145)        (29,759,799)
---------------------------------------------------------------------------
Net increase                                   758,053          $4,942,611
---------------------------------------------------------------------------

                                           Six months ended April 30, 2003
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 24,732,377        $163,163,180
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               121,392             799,377
---------------------------------------------------------------------------
                                            24,853,769         163,962,557

Shares repurchased                         (62,725,112)       (415,380,082)
---------------------------------------------------------------------------
Net decrease                               (37,871,343)      $(251,417,525)
---------------------------------------------------------------------------

                                               Year ended October 31, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 99,926,194        $647,389,661
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               307,479           1,988,546
---------------------------------------------------------------------------
                                           100,233,673         649,378,207

Shares repurchased                         (30,364,757)       (196,715,154)
---------------------------------------------------------------------------
Net increase                                69,868,916        $452,663,053
---------------------------------------------------------------------------

                                              Period from January 21, 2003
                                           (commencement of operations) to
                                                            April 30, 2003
---------------------------------------------------------------------------
Class R                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                        151              $1,000
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                     1                   9
---------------------------------------------------------------------------
                                                   152               1,009

Shares repurchased                                  --                  --
---------------------------------------------------------------------------
Net increase                                       152              $1,009
---------------------------------------------------------------------------

                                           Six months ended April 30, 2003
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 25,089,673        $168,366,309
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             1,723,996          11,516,294
---------------------------------------------------------------------------
                                            26,813,669         179,882,603

Shares repurchased                         (23,624,465)       (158,703,949)
---------------------------------------------------------------------------
Net increase                                 3,189,204         $21,178,654
---------------------------------------------------------------------------

                                               Year ended October 31, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 70,026,055        $459,304,012
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             3,191,380          20,899,773
---------------------------------------------------------------------------
                                            73,217,435         480,203,785

Shares repurchased                         (28,148,294)       (185,327,224)
---------------------------------------------------------------------------
Net increase                                45,069,141        $294,876,561
---------------------------------------------------------------------------

At April 30, 2003, Putnam Investments, LLC owned 152 class R shares of the fund (100% of class R shares outstanding), valued at $1,026.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Discovery Growth Fund
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund

BLEND FUNDS

Capital Appreciation Fund
Capital Opportunities Fund
Europe Equity Fund
Global Equity Fund
Global Natural Resources Fund
International Capital Opportunities Fund
International Equity Fund
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

VALUE FUNDS

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund *

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Income Trust
High Yield Advantage Fund *
High Yield Trust
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund +
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund +
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds +

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Closed to new investors.

+ An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminvestments.com.


SERVICES FOR SHAREHOLDERS

HELP YOUR INVESTMENT GROW

Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account.
(Regular investing does not guarantee a profit or protect against loss in a declining market.)

SWITCH FUNDS EASILY

You can move money from one Putnam fund to another within the same class of shares without a service charge. (This privilege is subject to change or termination.)

ACCESS YOUR MONEY EASILY

You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

HOW TO BUY ADDITIONAL SHARES

You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

VISIT US AT WWW.PUTNAMINVESTMENTS.COM

A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

USE OUR TOLL-FREE NUMBER

1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.


[GRAPHIC OMITTED: PHOTO OF SAMUEL PUTNAM]

PUTNAM IS A LEADER IN GLOBAL MONEY MANAGEMENT

Putnam Investments traces its heritage to the early 19th century when ship captains hired trustees to manage their money while they were away at sea. In a landmark 1830 decision that involved one such trustee, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management. In 1937, his great-great grandson founded Putnam with The George Putnam Fund of Boston, the first fund to offer a balanced portfolio of stocks and bonds. Today, Putnam Investments is one of the largest investment management firms in the world, and this balanced approach remains the foundation of everything we do.

With over 65 years of experience, Putnam has nearly $251 billion in assets under management, over 100 mutual funds, over 13 million shareholder accounts, and nearly 3,000 institutional and 401(k) clients. (Information as of 12/31/02.)

We're one of the largest mutual fund companies in the United States.

Putnam has won the DALBAR award for service twelve times in the past thirteen years. Putnam offers products in every investment category, including growth, value, and blend as well as international and fixed income.

Teamwork is a cornerstone of Putnam's investment philosophy. Our funds are managed by teams in a collaborative environment that promotes an active exchange of information.

Putnam's disciplined investment philosophy is based on style consistency. We aim for less volatility over the short term and strong, consistent performance over time. Our truth in labeling approach helps us adhere to every fund's stated objective, style, and risk positioning.

We are committed to helping financial advisors provide sound, sensible guidance, information, and expertise to help investors reach their financial goals.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer and
Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and
Principal Executive Officer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Brett C. Browchuk
Vice President

Charles E. Haldeman, Jr.
Vice President

Lawrence J. Lasser
Vice President

Beth S. Mazor
Vice President

Richard A. Monaghan
Vice President

Stephen M. Oristaglio
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President

Kevin M. Cronin
Vice President

Judith Cohen
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Income fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA035-88657  004/312/510/514  6/03


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Income Fund
Supplement to Semiannual Report dated 4/30/03

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the annual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 4/30/03

                                                                        NAV

6 months                                                               4.50%
1 year                                                                 8.81
5 years                                                               29.54
Annual average                                                         5.31
10 years                                                              84.68
Annual average                                                         6.33
Life of fund (since class A inception, 11/1/54)
Annual average                                                         8.34

Share value:                                                            NAV

10/31/02                                                              $6.63
4/30/03                                                               $6.78

----------------------------------------------------------------------------

Distributions:       No.        Income        Capital gains           Total
                      6         $0.145              --               $0.145
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.


Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Controls and Procedures:
--------------------------------

The registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

There have been no significant changes in the registrant's internal controls subsequent to the date of their evaluation.

Item 10. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: June 24, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Karnig H. Durgarian
                                     ---------------------------
                                     Karnig H. Durgarian
                                     Principal Executive Officer
Date: June 24, 2003



By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Financial Officer
Date: June 24, 2003



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: June 24, 2003